As filed with the Securities and Exchange Commission on February 28, 2011
File Nos. 333-22075 and 811-8061

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 30	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 31	☑

(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595

James F. Laird, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)
With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
10 West Broad Street, Suite 700
Columbus, Ohio 43215-3435
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 28, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     EXPLANATORY NOTE:
     This Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N1-A includes the Prospectus dated February 28, 2011 for Diamond Hill Funds.
     The filing also includes the Statement of Additional Information for Diamond Hill Funds.

Prospectus February 28, 2011

	Class A	Class C	Class I
Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX

Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX

Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX

Diamond Hill Select Fund	DHTAX	DHTCX	DHLTX

Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX

Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX

Diamond Hill Strategic Income Fund	DSIAX	DSICX	DHSTK

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

3	Diamond Hill Small Cap Fund
6	Diamond Hill Small-Mid Cap Fund
9	Diamond Hill Large Cap Fund
12	Diamond Hill Select Fund
15	Diamond Hill Long-Short Fund
18	Diamond Hill Financial Long-Short Fund
21	Diamond Hill Strategic Income Fund

Fund Details

24	Additional Information About Investment Strategies and Related Risks
24	Diamond Hill Strategic Income Fund
25	Investment Risks
28	Portfolio Holdings Disclosure
28	Management of the Funds

Your Account

30	Pricing Your Shares
30	How to Purchase Shares
33	How to Redeem Shares
34	How to Exchange Shares
35	Market Timing Policy
35	Distribution and Taxes
36	Householding

Financial Highlights

For more information, see back cover
EX-99.B.I
EX-99.E.I
EX-99.H.I
EX-99.H.II
EX-99.I
EX-99.J.I
EX-99.P.I
EX-99.Q.I

Fund Summaries

Diamond Hill Small Cap Fund
Class / Ticker   A DHSCX   C DHSMX   I DHSIX

Investment Objective

The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.80%	0.80%	0.80%

Distribution (12b-1) fees	0.25%	1.00%	NONE

Other expenses[1]	0.27%	0.27%	0.25%

Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%

Total annual operating expenses	1.35%	2.10%	1.08%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$631	$906	$1,202	$2,043

Class C	Sold	$313	$658	$1,129	$2,431
	Held	$213	$658	$1,129	$2,431

Class I	Sold or Held	$110	$343	$595	$1,317

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price,

Prospectus February 28, 2011	3	Diamond Hill Funds

the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’03, +28.68%      Worst Quarter: 3Q ’01, -22.80%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception
	Date of Class	One Year	Five Year	Ten Year

Class A Before Taxes	12/29/00	16.85%	2.80%	11.22%

After Taxes on Distributions		16.57%	2.37%	10.83%

After Taxes on Distributions and Sale of Fund Shares		11.31%	2.27%	9.90%

Class C Before Taxes	2/20/01	21.01%	3.07%	10.95%

Class I Before Taxes	4/29/05	23.39%	4.26%	12.04%

Russell 2000 Index		26.85%	4.47%	6.33%

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Prospectus February 28, 2011	4	Diamond Hill Funds

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
Thomas Schindler Portfolio Manager since 12/00	Christopher Welch Assistant Portfolio Manager since 4/07

Christopher Bingaman Assistant Portfolio Manager since 4/08

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $5,000 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Small Cap Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	5	Diamond Hill Funds

Diamond Hill Small-Mid Cap Fund
Class / Ticker   A DHMAX   C DHMCX   I DHMIX

Investment Objective

The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.75%	0.75%	0.75%

Distribution (12b-1) fees	0.25%	1.00%	None

Other expenses[1]	0.27%	0.27%	0.25%

Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%

Total annual operating expenses	1.30%	2.05%	1.03%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$626	$891	$1,177	$1,989

Class C	Sold	$308	$643	$1,103	$2,379
	Held	$208	$643	$1,103	$2,379

Class I	Sold or Held	$105	$328	$569	$1,259

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate

Prospectus February 28, 2011	6	Diamond Hill Funds

of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small and Mid Cap Company Risk Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +30.19%      Worst Quarter: 4Q ’08, -24.08%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception			Since
	Date of Class	One Year	Five Year	Inception

Class A Before Taxes	12/30/05	16.86%	4.61%	4.61%

After Taxes on Distributions		16.85%	4.39%	4.39%

After Taxes on Distributions and Sale of Fund Shares		10.96%	3.87%	3.87%

Class C Shares Before Taxes	12/30/05	21.14%	4.94%	4.94%

Class I Shares Before Taxes	12/30/05	23.43%	6.09%	6.09%

Russell 2500 Index		26.71%	4.86%	4.85%

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Prospectus February 28, 2011	7	Diamond Hill Funds

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
Christopher Welch Portfolio Manager since 12/05	Thomas Schindler Assistant Portfolio Manager since 4/07

Christopher Bingaman Assistant Portfolio Manager since 4/07

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Small-Mid Cap Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	8	Diamond Hill Funds

Diamond Hill Large Cap Fund
Class / Ticker   A DHLAX   C DHLCX   I DHLRX

Investment Objective:

The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.60%	0.60%	0.60%

Distribution (12b-1) fees	0.25%	1.00%	None

Other expenses[1]	0.28%	0.28%	0.26%

Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.14%	1.89%	0.87%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$610	$844	$1,096	$1,817

Class C	Sold	$292	$594	$1,021	$2,212
	Held	$192	$594	$1,021	$2,212

Class I	Sold or Held	$89	$278	$482	$1,073

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price,

Prospectus February 28, 2011	9	Diamond Hill Funds

the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +17.90%      Worst Quarter: 4Q ’08, -21.56%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception			Since
	Date of Class	One Year	Five Years	Inception

Class A Before Taxes	6/29/01	3.80%	1.58%	5.08%

After Taxes on Distributions		3.69%	1.17%	4.78%

After Taxes on Distributions and Sale of Fund Shares		2.62%	1.25%	4.33%

Class C Before Taxes	9/25/01	7.45%	1.85%	4.82%

Class I Shares Before Taxes	1/31/05	9.72%	3.02%	5.91%

Russell 1000 Index		16.10%	2.59%	2.71%

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Prospectus February 28, 2011	10	Diamond Hill Funds

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
Charles Bath Portfolio Manager since 10/02 Christopher Welch Assistant Portfolio Manager since 7/09	William Dierker Assistant Portfolio Manager since 4/07

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Large Cap Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	11	Diamond Hill Funds

Diamond Hill Select Fund
Class / Ticker   A DHTAX   C DHTCX   I DHLTX

Investment Objective

The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.70%	0.70%	0.70%

Distribution (12b-1) fees	0.25%	1.00%	None

Other expenses[1]	0.28%	0.28%	0.26%

Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.24%	1.99%	0.97%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$620	$874	$1,147	$1,925

Class C	Sold	$302	$624	$1,073	$2,317
	Held	$202	$624	$1,073	$2,317

Class I	Sold or Held	$99	$309	$536	$1,190

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process

Prospectus February 28, 2011	12	Diamond Hill Funds

to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +19.60%      Worst Quarter: 4Q ’08, -20.73%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception
	Date of Class	One Year	Five Year	Since Inception

Class A Before Taxes	12/30/05	5.34%	2.39%	2.39%

After Taxes on Distributions		5.33%	1.54%	1.54%

After Taxes on Distributions and Sale of Fund Shares		3.49%	1.67%	1.67%

Class C Before Taxes	12/30/05	8.96%	2.71%	2.71%

Class I Before Taxes	12/30/05	11.19%	3.84%	3.84%

Russell 3000 Index		16.93%	2.74%	2.74%

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Prospectus February 28, 2011	13	Diamond Hill Funds

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
William Dierker Portfolio Manager since 9/06 Christopher Welch Assistant Portfolio Manager since 7/09	Charles Bath Assistant Portfolio Manager since 4/07

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Select Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	14	Diamond Hill Funds

Diamond Hill Long-Short Fund
Class / Ticker   A DIAMX   C DHFCX   I DHLSX

Investment Objective

The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.90%	0.90%	0.90%

Distribution (12b-1) fees	0.25%	1.00%	NONE

Other expenses
Administration, accounting and custody fees[1]	0.28%	0.28%	0.26%
Dividend expenses on short sales	0.33%	0.33%	0.33%
Total other expenses	0.61%	0.61%	0.59%

Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.77%	2.52%	1.50%

[1]	Administration fees have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$671	$1,029	$1,411	$2,480

Class C	Sold	$355	$785	$1,340	$2,856
	Held	$255	$785	$1,340	$2,856

Class I	Sold or Held	$153	$474	$818	$1,791

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets in common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process

Prospectus February 28, 2011	15	Diamond Hill Funds

to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 4Q 01, +19.96%      Worst Quarter: 3Q 01, -26.08%

Prospectus February 28, 2011	16	Diamond Hill Funds

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception
	Date of Class	One Year	Five Year	Ten Year

Class A Before Taxes	6/30/00	-5.30%	0.55%	5.48%

After Taxes on Distributions		-5.30%	0.07%	5.13%

After Taxes on Distributions and Sale of Fund Shares		-3.44%	0.27%	4.64%

Class C Before Taxes	2/13/01	-2.08%	0.81%	5.21%

Class I Before Taxes	1/31/05	0.03%	1.99%	6.27%

Russell 1000 Index		16.10%	2.59%	1.83%

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
Charles Bath Portfolio Manager since 10/02	Christopher Bingaman Assistant Portfolio Manager since 4/07

R.H. (Ric) Dillon Portfolio Manager since 6/00

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Long-Short Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	17	Diamond Hill Funds

Diamond Hill Financial Long-Short Fund
Class / Ticker   A BANCX   C BSGCX   I DHFSX

Investment Objective

The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.25%	1.00%	NONE

Other expenses
Administration, accounting and custody fees[1]	0.26%	0.26%	0.24%
Dividend expenses on short sales	0.15%	0.15%	0.15%
Total other expenses	0.41%	0.41%	0.39%

Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.67%	2.42%	1.40%

[1]	Administration fees have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$661	$1,000	$1,362	$2,377

Class C	Sold	$345	$753	$1,291	$2,756
	Held	$245	$753	$1,291	$2,756

Class I	Sold or Held	$143	$443	$766	$1,680

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process

Prospectus February 28, 2011	18	Diamond Hill Funds

to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Sector Risk Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Prospectus February 28, 2011	19	Diamond Hill Funds

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +42.00%      Worst Quarter: 1Q ’09, -29.25%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

	Inception
	Date of Class	One Year	Five Year	Ten Years

Class A Before Taxes	8/1/97	10.93%	-5.97%	5.32%

After Taxes on Distributions		10.93%	-6.57%	4.29%

After Taxes on Distributions and Sale of Fund Shares		7.10%	-5.09%	4.44%

Class C Before Taxes	6/3/99	14.92%	-5.75%	5.11%

Class I Before Taxes	12/31/06	17.29%	-4.67%	6.06%

S&P 1500 SuperCompositive Financial Index		13.35%	-9.44%	-3.93%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The S&P 1500 Supercomposite Financial Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 Supercomposite. The S&P 1500 Supercomposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
Christopher Bingaman Portfolio Manager since 7/01 John Loesch Assistant Portfolio Manager since 12/09	Austin Hawley Assistant Portfolio Manager since 12/09

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Financial Long-Short Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	20	Diamond Hill Funds

Diamond Hill Strategic Income Fund
Class / Ticker   A DSIAX   C DSICX   I DHSTK

Investment Objective

The investment objective of the Diamond Hill Strategic Income Fund is to provide current income and an attractive total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.

 Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I

Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

Maximum Deferred Sales Charge (on redemptions in the first year)	None	1.00%	None

 Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management fees	0.50%	0.50%	0.50%

Distribution (12b-1) fees	0.25%	1.00%	NONE

Other expenses[1]	0.26%	0.26%	0.24%

Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.02%	1.77%	0.75%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

 Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$450	$663	$894	$1,554

Class C	Sold	$280	$557	$959	$2,084
	Held	$180	$557	$959	$2,084

Class I	Sold or Held	$77	$240	$417	$930

 Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts (“REITs”), convertible corporate bonds, convertible preferred income-producing securities, structured instruments (debt securities issued by agencies of the U.S. Government such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), U.S. Government and agency securities, closed-end investment companies, master limited partnerships, equity securities of any market capitalization, and derivatives, such as futures contracts, option and swaps.

Prospectus February 28, 2011	21	Diamond Hill Funds

The fund’s Adviser selects securities for the fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the fund’s performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for current income and capital appreciation in relation to the risks borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Closed-end Fund Risk The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Real Estate Risk REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Structured Instrument Risk Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Prospectus February 28, 2011	22	Diamond Hill Funds

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

 Class A Annual Total Return years ended 12/31

Returns do not reflect sales charges, and would be lower if they did.

Best Quarter: 2Q ’09, +16.64%      Worst Quarter: 3Q ’08, -12.28%

 Average Annual Total Returns as of 12/31/10

The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.

	Inception			Since
	Date of Class	One Year	Five Year	Inception

Class A Before Taxes	9/30/02	9.34%	5.27%	7.35%

After Taxes on Distributions		7.20%	3.17%	5.11%

After Taxes on Distributions and Sale of Fund Shares		6.04%	3.32%	5.04%

Class C Before Taxes	9/30/02	11.39%	5.23%	7.07%

Class I Before Taxes	01/31/05	13.77%	6.45%	8.11%

BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		6.43%	5.87%	5.08%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Portfolio Management

Investment Adviser Diamond Hill Capital Management, Inc.

Portfolio Managers
William Zox Portfolio Manager since 4/06	Austin Hawley Assistant Portfolio Manager since 9/10

Christopher Bingaman Assistant Portfolio Manager since 4/08

Buying and Selling Fund Shares

Minimum Initial Investment Classes A and C: $2,500 Class I: $50,000 Minimum Additional Investment All classes: $100	To Place Orders Mail: Diamond Hill Strategic Income Fund c/o JPMorgan Chase Bank, NA PO Box 5354 Cincinnati, OH 45201-5354 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more about buying and selling shares, including policies and restrictions that may apply to you, ask your financial professional or see Pricing Your Shares on page 30 of the fund’s prospectus.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Prospectus February 28, 2011	23	Diamond Hill Funds

Fund Details

Additional Information About Investment Strategies and Related Risks

 Diamond Hill Strategic Income Fund

Investment Strategy

The Adviser actively manages the Diamond Hill Strategic Income fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. The fund attempts to provide current income by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investments.

The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

Principal Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in income producing securities. These securities include investment-grade and non-investment grade corporate debt securities, including notes, bonds, debentures and commercial paper. The credit risks of corporate debt securities vary widely based on the strength of the issuer and the priority of repayment. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. The fund also will invest in convertible corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The fund may invest in preferred stocks, including trust preferred and convertible preferred stocks. Preferred stocks are equity securities with rights superior to those of common stocks and convertible preferred stock is preferred stock of an issuer that may be convertible within a specified time period into a certain number of shares of common stock of the same or a different issuer.

As part of its investment strategy, the fund may invest in real estate investment trusts (“REITs”), master limited partnerships (“MLPS”), structured instruments, derivatives and closed-end funds. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

MLPS’ are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income.

Structured instruments are debt securities issued by agencies of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

Derivative contracts are financial instruments that require payments based upon changes in the values of underlying securities, currencies, commodities, financial indices or other assets. Depending upon how the fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the fund’s exposure to interest rate and currency risks, and also may expose the fund to liquidity and leverage risks. Over-the-counter (“OTC”) contracts also expose the fund to credit risks in the event that a counterparty defaults on the contract. The fund may invest in futures contracts, options and swaps, all of which are considered to be derivatives.

Finally, the fund may invest in closed-end investment companies. Closed-end investment companies are a type of mutual fund, the shares of which are not redeemable by the issuing investment company. Rather, the shares, once issued and sold by the issuing investment company, are bought and sold either on the OTC market or on some stock exchanges. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company.

Prospectus February 28, 2011	24	Diamond Hill Funds

Investment Risks

The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.

General Risks All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the adviser’s expectations regarding particular securities or markets are not met. The investment objective of each fund may be changed without the affirmative vote of a majority of the outstanding shares of the fund. Any such change may result in a fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the fund.

Equity Market Risk The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the funds or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, your investment in the fund decreases in value.

Sector Risk Because the fund’s portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

•	Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

•	Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

•	Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.

Smaller Cap Company Risk Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the fund to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Short Sale Risk The Diamond Hill Long-Short Fund, the Diamond Hill Financial Long-Short Fund and the Diamond Hill Strategic Income Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the fund may make a profit and, conversely, if the security increases in value, the fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the fund will be able to close out the short position at any particular time or at an acceptable price. Although the fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that the fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such amount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the fund may lose on a short sale—the fund’s possible losses may exceed the total amount of deposits. A fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Long Short Fund’s net assets, 40% of the value of the Financial Long-Short Fund’s net assets, or 20% of the value of the Strategic Income Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the fund’s investment in the security. For example, if the fund purchases a $10 security, the most that can be lost is $10. However, if the fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, the fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, the

Prospectus February 28, 2011	25	Diamond Hill Funds

fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.

Securities Lending Risk To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Illiquid Securities Risk No fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. The price a fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Convertible Securities Risk The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk If a fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of a fund’s expenses and similar expenses of the underlying investment company when the fund invests in shares of another investment company.

Closed-end Fund Risk The value of shares of a closed-end investment company are set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed end funds in which a fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed end fund be required to redeem APS in the event of a failed auction. As a result, a fund’s investment in APS may be illiquid. In addition, if the fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the fund could receive a lower rate of return on its APS than the market rate.

High Portfolio Turnover Risk A fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs, which may adversely affect the funds performance and may produce increased taxable distributions.

Redemption Risk The Funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Temporary Defensive Position Risk To respond to unusual circumstances, a fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the portfolio from meeting its investment objective.

Additional Investment Risks Particular to the Diamond Hill Strategic Income Fund

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Inflation-Indexed Bonds Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

High Yield Securities Risk The Strategic Income Fund also may invest in non-investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay

Prospectus February 28, 2011	26	Diamond Hill Funds

interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

Prepayment and Call Risk The fund invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Government Securities Risk The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Derivatives Risk The fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.

The value of futures and options held by the fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the fund’s investment. When the fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options traded over-the-counter, the fund is at risk that the other party to the transaction may default on its obligations, or will not permit the fund to terminate the transaction before its scheduled maturity.

Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). Swap agreements are not exchange-traded, but rather are private contracts into which the fund and a swap counterparty enter as principals, the fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

The fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Swap agreements are not exchange-traded, but rather are private contracts into which the fund and a swap counterparty enter as principals, the fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

Master Limited Partnerships (MLPS) MLPS investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPS are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPS grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Real Estate Securities Risk The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and

Prospectus February 28, 2011	27	Diamond Hill Funds

interest rates. When the profits, revenues, or value of real property owned by a REIT declines or fails to meet market expectations, the value of the REIT may decline as well. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of REITs held in the fund will generally decline when investors anticipate or experience rising interest rates. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Structured Instrument Risk Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index or underlying obligation changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Temporary Strategies

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the funds may invest up to 100% of their assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent, a fund from achieving its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

Portfolio Holdings Disclosure

No later than 30 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publically available its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.

Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.

Management of the Funds

Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers each of the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of December 31, 2010, the Adviser managed approximately $8.6 billion in assets.

Pursuant to investment advisory contracts between the Adviser and the respective funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the funds, manages both the investment operations of the respective funds and the composition of such funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes such funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contracts and the Adviser is free to, and does, render management services to others.

The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund, and Diamond Hill Strategic Income Fund are authorized to pay the Adviser an annual fee equal to 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% respectively, of their average daily net assets.

Portfolio Managers

Assistant
Fund	Portfolio Manager	Portfolio Manager(s)

Small Cap	Thomas Schindler	Christopher Bingaman Christopher Welch

Small-Mid Cap	Christopher Welch	Christopher Bingaman Thomas Schindler

Large Cap	Charles Bath	William Dierker Christopher Welch

Select	William Dierker	Charles Bath Christopher Welch

Long-Short	Charles Bath R.H. (Ric) Dillon	Christopher Bingaman

Financial Long-Short	Christopher Bingaman	Austin Hawley John Loesch

Strategic Income	William Zox	Christopher Bingaman Austin Hawley

The Portfolio Manager (PM) holds ultimate responsibility and accountability for the investment results of the portfolio and has full authority to make all investment decisions. The Assistant Portfolio Managers (APM) provides significant analytical support to the PM and serves as a backup to the PM with authority to make investment decisions when the PM is unavailable.

Prospectus February 28, 2011	28	Diamond Hill Funds

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Equities for the Adviser since September 2002. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Bingaman has a Bachelor of Arts degree in Finance (cum laude) from Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since March 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

Mr. Dierker has a B.S.B.A. in accounting from Xavier University and holds the CFA designation. He has been an investment professional with the Adviser since September 2006. From September 2004 to August 2006, Mr. Dierker was a Senior Portfolio Manager/Senior Vice President at Federated Investors. He was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003.

Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. He has been President and Chief Investment Officer of the Adviser since May 2000. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.

Mr. Loesch has Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. From July 2003 to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.

Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.

Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.

Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the University of Florida College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s). A discussion of the basis for the Board of Trustees’ approval of the funds’ advisory agreement is in the Trust’s Semi-Annual Report.

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Your Account

Pricing Your Shares

When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the fund or an authorized agent of the fund after the NYSE closes will be effective the following business day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to such class, minus liabilities (including accrued expenses) allocable to such class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. In addition, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

How to Purchase Shares

The funds will generally not accept investments from foreign investors (e.g. foreign financial institutions, non-U.S. persons). However, if the funds accept such investments, the fund is required to conduct due diligence on such foreign investors as required under Section 312 of the USA Patriot Act.

Class A and Class C shares are available to the general public. Class I shares are only available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. Class I Shares may also be purchased through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(K) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund. Class I Shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates. Minimum initial investment amounts for Class A, Class C, and Class I are $2,500, $2,500 and $50,000 respectively, except Class A and Class C shares of the Small Cap Fund, which are $5,000. The funds may waive the investment minimums for some types of retirement accounts (such as 401(k) accounts), some wrap fee accounts and in other circumstances as it may judge appropriate.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV

Prospectus February 28, 2011	30	Diamond Hill Funds

determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Fund Supermarkets and Clearing Organizations

You may purchase shares of the funds through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (“Processing Organization”). Some of the funds have authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.

The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•	Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business.

•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept third party checks.

•	Mail the application and check to:
(Fund Name)
c/o JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, OH 45201-5354

To purchase shares of a fund by wire, call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business for instructions. A fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge a fee in the future.

CAT Program

When making your initial investment in a fund, you may choose to participate in the fund’s continuing automatic transfer (“CAT”) program by completing the CAT section of the application form discussed above. Purchase amounts are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

Sales Charges

Shares of a fund are purchased at the public offering price (their NAV plus any applicable sales charge).

The funds’ principal underwriter compensates Financial Intermediaries (broker-dealers), including processing organizations, who sell shares of the funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.

Class A Shares

The public offering price for Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund and Financial Long-Short Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
			Financial
	Public Offering	Net Amount	Intermediary
Amount of Investment	Price	Invested	Commission[1]

Less than $100,000	5.00%	5.26%	4.50%

$100,000 to $250,000	4.00%	4.17%	3.75%

$250,000 to $500,000	3.00%	3.09%	2.75%

$500,000 to $750,000	2.00%	2.04%	1.75%

$750,000 to $1,000,000	1.00%	1.01%	0.75%

$1,000,000 or more	None	None	None

1	As a percent of the public offering price.

The public offering price for Class A shares of the Strategic Income Fund is the next determined NAV plus a sales charge (unless you qualify for a waiver of the sales charge) as shown in the following table.

	Sales Charge as % of
			Financial
	Public Offering	Net Amount	Intermediary
Amount of Investment	Price	Invested	Commission[1]

Less than $100,000	3.50%	3.63%	3.00%

$100,000 to $250,000	2.75%	2.83%	2.50%

$250,000 to $500,000	2.00%	2.04%	1.75%

$500,000 to $750,000	1.25%	1.27%	1.00%

$750,000 to $1,000,000	0.50%	0.50%	0.25%

$1,000,000 or more	None	None	None

Prospectus February 28, 2011	31	Diamond Hill Funds

1	As a percent of the public offering price.

The funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the funds that you would like to have one or more funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a fund held in:

1. Your account(s);

2. Your spouse’s account(s);

3. Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6. Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds held in your account(s) with the funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

Letter of Intent You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. These programs may be terminated or amended at any time.

Class C Shares

Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) (based on the lower of the initial investment amount and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

The principal underwriter pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

Distribution Plans

Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’ 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Prospectus February 28, 2011	32	Diamond Hill Funds

Additional Compensation to Financial Intermediaries

The funds’ Distributor, its affiliates, and Diamond Hill Capital Management, Inc., the Adviser and Administrator, may at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Diamond Hill Funds. For this purpose, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These additional cash payments are payments over and above the Rule 12b-1 fees and any sales charges which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the Diamond Hill Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Diamond Hill Fund shareholders.

Sales Charge Waivers

Sales charges may be waived for the following:

No sales charge is imposed on Class A Shares of the funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-	Broker-dealers or financial institutions that have entered into dealer agreements with the funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Bought with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a fund for Class A Shares of the same fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

12.	Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Other Purchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

How to Redeem Shares

You may redeem all or part of your investment in a fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET. (or before the NYSE closes before 4:00 p.m. ET.) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. A broker may charge a transaction fee to redeem shares. There is a $9 charge for wire redemptions. Any charges for wire

Prospectus February 28, 2011	33	Diamond Hill Funds

redemptions will be deducted from your fund by redemption of shares.

By Mail To redeem, any part of your account in a fund by mail, send a written request, with the following information, to:

(Fund Name)
c/o JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, OH 45201-5354

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

• the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•	If the name(s) or the address on your account has been changed within 30 days of your redemption request, you must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

By Telephone If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. IRA accounts are not redeemable by telephone.

Neither the funds, the Transfer Agent nor the Custodian will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digital recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of $100,000 or more. A telephone redemption request for an amount of $100,000 or more will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.

Additional Information Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, the funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders.

Accounts with Low Balances Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•	If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•	The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. CDSC fees will be waived on involuntary redemptions of Class C shares.

How to Exchange Shares

You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:

Exchanges of Class A Shares of the Fund You may exchange any and all of your Class A shares in the fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I shares are met.

Exchanges of Class C Shares of the Fund You may exchange any and all of your Class C shares of the fund for Class C shares of another fund. Class C shares can also be exchanged for Class I shares

Prospectus February 28, 2011	34	Diamond Hill Funds

of the same fund or a different fund, subject to any applicable case charge, if the investment minimum and eligibility requirements of Class I shares are met.

You may request the exchange by telephoning 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or writing the fund at 303 Broadway, Suite 900, Cincinnati, OH 45202. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a Fund. It is your responsibility to obtain and read a prospectus of the exchanging Fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received,

In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

Share Class Conversions The Internal Revenue Service currently takes the position that a conversion/exchanges of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

Market Timing Trading Policy

The Diamond Hill Funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, The funds can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market Timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.

Distribution and Taxes

The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund and Financial Long-Short Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Strategic Income Fund expects to declare and distribute its net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations If you are a taxable investor, dividends and capital gain distributions you receive from the fund, whether you reinvest your distributions in additional fund shares or receive them in

Prospectus February 28, 2011	35	Diamond Hill Funds

cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations and

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the fund, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions the fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in the fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at a maximum rate of 15% currently. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the fund to non-U.S. investors will terminate and no longer be available for dividends paid by the fund with respect to its taxable years beginning after December 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien).You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.

Householding

To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Prospectus February 28, 2011	36	Diamond Hill Funds

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or, if shorter, the period of the funds’ operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available upon request.

Diamond Hill Small Cap Fund

 Class A years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$21.31	$16.53	$22.53	$25.03	$23.95

Income (loss) from investment operations:

Net investment income (loss)	(0.05)	(0.01)	0.13	0.08	0.09

Net realized and unrealized gains (losses) on investments	4.95	4.79	(5.98)	(1.00)	1.60

Total from investment operations	4.90	4.78	(5.85)	(0.92)	1.69

Less Distributions:

Dividends from net investment income	—	—	(0.12)	(0.08)	(0.09)

Distributions from net realized gains	(0.41)	—	(0.03)	(1.50)	(0.52)

Total distributions	(0.41)	—	(0.15)	(1.58)	(0.61)

Net asset value at end of year	$25.80	$21.31	$16.53	$22.53	$25.03

Total return(A)	22.99%	28.92%	(25.99)%	(3.79)%	7.03%

Net assets at end of year (000s)	$501,237	$438,722	$308,832	$315,378	$431,524

Ratio of expenses to average net assets	1.37%	1.38%	1.35%	1.39%	1.42%

Ratio of net investment income (loss) to average net assets	(0.24)%	(0.09)%	0.75%	0.29%	0.38%

Portfolio turnover rate(B)	35%	47%	47%	21%	30%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	37	Diamond Hill Funds

Diamond Hill Small Cap Fund, continued

 Class C years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$20.12	$15.72	$21.44	$24.00	$23.08

Income (loss) from investment operations:

Net investment loss	(0.16)	(0.13)	(0.01)	(0.15)	(0.10)

Net realized and unrealized gains (losses) on investments	4.59	4.53	(5.68)	(0.91)	1.54

Total from investment operations	4.43	4.40	(5.69)	(1.06)	1.44

Distributions from net realized gains	(0.41)	—	(0.03)	(1.50)	(0.52)

Net asset value at end of year	$24.14	$20.12	$15.72	$21.44	$24.00

Total return(A)	22.01%	27.99%	(26.55)%	(4.51)%	6.23%

Net assets at end of year (000s)	$35,093	$23,172	$16,790	$25,158	$35,035

Ratio of expenses to average net assets	2.12%	2.13%	2.11%	2.14%	2.17%

Ratio of net investment loss to average net assets	(0.96)%	(0.83)%	(0.03)%	(0.46)%	(0.37)%

Portfolio turnover rate(B)	35%	47%	47%	21%	30%

 Class I years ended 12/31

2010	2009	2008	2007	2006

Net asset value at beginning of period	$21.41	$16.55	$22.57	$25.08	$23.99

Income (loss) from investment operations:

Net investment income	0.00	(C)	0.04	0.17	0.22	0.21

Net realized and unrealized gains (losses) on investments	5.01	4.83	(5.97)	(1.05)	1.59

Total from investment operations	5.01	4.87	(5.80)	(0.83)	1.80

Less Distributions:

Dividends from net investment income	—	(0.01)	(0.19)	(0.18)	(0.19)

Distributions from net realized gains	(0.41)	—	(0.03)	(1.50)	(0.52)

Total distributions	(0.41)	(0.01)	(0.22)	(1.68)	(0.71)

Net asset value at end of period	$26.01	$21.41	$16.55	$22.57	$25.08

Total return	23.39%	29.43%	(25.69)%	(3.41)%	7.49%

Net assets at end of period (000s)	$312,295	$106,561	$38,967	$32,057	$51,381

Ratio of expenses to average net assets	1.00%	0.99%	0.98%	0.98%	0.99%

Ratio of net investment income to average net assets	0.20%	0.30%	1.17%	0.69%	0.82%

Portfolio turnover rate(B)	35%	47%	47%	21%	30%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

Prospectus February 28, 2011	38	Diamond Hill Funds

Diamond Hill Small-Mid Cap Fund

 Class A years ended 12/31

	2010		2009	2008	2007	2006

Net asset value at beginning of period	$10.22		$7.26	$10.50	$10.91	$10.00

Income (loss) from investment operations:

Net investment income	(0.04)		0.03	0.10	0.06	0.04

Net realized and unrealized gains (losses) on investments	2.38		2.93	(3.25)	(0.15)	0.94

Total from investment operations	2.34		2.96	(3.15)	(0.09)	0.98

Less Distributions:

Dividends from net investment income	—		—	(0.09)	(0.04)	(0.01)

Distributions from net realized gains	(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	(0.00	)(A)	—	(0.09)	(0.32)	(0.07)

Net asset value at end of period	$12.56		$10.22	$7.26	$10.50	$10.91

Total return(B)	23.03%		40.77%	(30.01)%	(0.91)%	9.81%

Net assets at end of period (000s)	$17,216		$8,616	$7,557	$10,549	$9,608

Ratio of net expenses to average net assets	1.32%		1.33%	1.32%	1.33%	1.21%

Ratio of net investment income to average net assets	(0.17)%		0.17%	1.11%	0.54%	0.49%

Ratio of gross expenses to average net assets	1.32%		1.33%	1.32%	1.34%	1.34%

Portfolio turnover rate(C)	35%		74%	91%	39%	33%

 Class C years ended 12/31

	2010		2009	2008	2007	2006

Net asset value at beginning of period	$10.00		$7.15	$10.40	$10.85	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.05)		(0.04)	0.04	(0.02)	(0.02)

Net realized and unrealized gains (losses) on investments	2.26		2.89	(3.22)	(0.15)	0.93

Total from investment operations	2.21		2.85	(3.18)	(0.17)	0.91

Less Distributions:

Dividends from net investment income	—		—	(0.07)	—	—

Distributions from net realized gains	(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	(0.00	)(A)	—	(0.07)	(0.28)	(0.06)

Net asset value at end of period	$12.21		$10.00	$7.15	$10.40	$10.85

Total return(B)	22.14%		39.86%	(30.54)%	(1.65)%	9.08%

Net assets at end of period (000s)	$7,417		$4,361	$2,920	$2,388	$2,368

Ratio of net expenses to average net assets	2.07%		2.08%	2.05%	2.08%	2.00%

Ratio of net investment income (loss) to average net assets	(0.90)%		(0.59)%	0.48%	(0.21)%	(0.27)%

Ratio of gross expenses to average net assets	2.07%		2.08%	2.05%	2.09%	2.11%

Portfolio turnover rate(C)	35%		74%	91%	39%	33%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	39	Diamond Hill Funds

Diamond Hill Small-Mid Cap Fund, continued

 Class I years ended 12/31

	2010		2009	2008	2007	2006

Net asset value at beginning of period	$10.23		$7.25	$10.50	$10.91	$10.00

Income (loss) from investment operations:

Net investment income	0.02		0.04	0.13	0.09	0.04

Net realized and unrealized gains (losses) on investments	2.37		2.96	(3.26)	(0.13)	0.98

Total from investment operations	2.39		3.00	(3.13)	(0.04)	1.02

Less Distributions:

Dividends from net investment income	(0.01)		(0.02)	(0.12)	(0.09)	(0.05)

Distributions from net realized gains	(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	(0.01)		(0.02)	(0.12)	(0.37)	(0.11)

Net asset value at end of period	$12.61		$10.23	$7.25	$10.50	$10.91

Total return	23.43%		41.36%	(29.77)%	(0.44)%	10.18%

Net assets at end of period (000s)	$44,711		$26,110	$14,815	$18,478	$11,986

Ratio of net expenses to average net assets	0.95%		0.94%	0.93%	0.93%	0.90%

Ratio of net investment income to average net assets	0.22%		0.54%	1.49%	0.97%	1.01%

Ratio of gross expenses to average net assets	0.95%		0.94%	0.93%	0.94%	0.98%

Portfolio turnover rate(B)	35%		74%	91%	39%	33%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Diamond Hill Large Cap Fund

 Class A years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$13.62	$10.47	$16.25	$16.36	$14.44

Income (loss) from investment operations:

Net investment income	0.10	0.10	0.15	0.21	0.15

Net realized and unrealized gains (losses) on investments	1.17	3.06	(5.69)	0.69	2.03

Total from investment operations	1.27	3.16	(5.54)	0.90	2.18

Less Distributions:

Dividends from net investment income	(0.11)	(0.01)	(0.14)	(0.19)	(0.14)

Distributions from net realized gains	—	—	(0.10)	(0.82)	(0.12)

Total distributions	(0.11)	(0.01)	(0.24)	(1.01)	(0.26)

Net asset value at end of year	$14.78	$13.62	$10.47	$16.25	$16.36

Total return(A)	9.29%	30.21%	(34.06)%	5.42%	15.06%

Net assets at end of year (000s)	$459,659	$344,456	$254,688	$309,617	$338,286

Ratio of net expenses to average net assets	1.18%	1.18%	1.16%	1.18%	1.21%

Ratio of net investment income to average net assets	0.90%	0.91%	1.23%	1.15%	1.32%

Ratio of gross expenses to average net assets	1.18%	1.18%	1.16%	1.19%	1.21%

Portfolio turnover rate(B)	16%	31%	28%	44%	32%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

Prospectus February 28, 2011	40	Diamond Hill Funds

Diamond Hill Large Cap Fund, continued

 Class C years ended 12/31

	2010		2009	2008	2007	2006

Net asset value at beginning of year	$13.18		$10.19	$15.84	$15.99	$14.15

Income (loss) from investment operations:

Net investment income (loss)	0.02		0.02	0.06	0.06	0.06

Net realized and unrealized gains (losses) on investments	1.09		2.97	(5.55)	0.70	1.95

Total from investment operations	1.11		2.99	(5.49)	0.76	2.01

Less Distributions:

Dividends from net investment income	(0.00	)(C)	—	(0.06)	(0.09)	(0.05)

Distributions from net realized gains	—		—	(0.10)	(0.82)	(0.12)

Total distributions	(0.00	)(C)	—	(0.16)	(0.91)	(0.17)

Net asset value at end of year	$14.29		$13.18	$10.19	$15.84	$15.99

Total return(A)	8.45%		29.34%	(34.64)%	4.68%	14.18%

Net assets at end of year (000s)	$29,274		$25,454	$20,656	$27,084	$22,438

Ratio of net expenses to average net assets	1.93%		1.93%	1.91%	1.93%	1.96%

Ratio of net investment income (loss) to average net assets	0.15%		0.17%	0.48%	0.43%	0.57%

Ratio of gross expenses to average net assets	1.93%		1.93%	1.91%	1.93%	1.96%

Portfolio turnover rate(B)	16%		31%	28%	44%	32%

 Class I years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of period	$13.65	$10.49	$16.29	$16.40	$14.47

Income (loss) from investment operations:

Net investment income	0.13	0.11	0.23	0.25	0.13

Net realized and unrealized gains (losses) on investments	1.20	3.11	(5.74)	0.73	2.12

Total from investment operations	1.33	3.22	(5.51)	0.98	2.25

Less Distributions:

Dividends from net investment income	(0.16)	(0.06)	(0.19)	(0.27)	(0.20)

Distributions from net realized gains	—	—	(0.10)	(0.82)	(0.12)

Total distributions	(0.16)	(0.06)	(0.29)	(1.09)	(0.32)

Net asset value at end of period	$14.82	$13.65	$10.49	$16.29	$16.40

Total return	9.72%	30.71%	(33.82)%	5.88%	15.49%

Net assets at end of period (000s)	$623,147	$347,998	$141,416	$84,129	$59,182

Ratio of net expenses to average net assets	0.81%	0.79%	0.78%	0.78%	0.78%

Ratio of net investment income to average net assets	1.29%	1.28%	1.67%	1.60%	1.82%

Ratio of gross expenses to average net assets	0.81%	0.79%	0.78%	0.78%	0.78%

Portfolio turnover rate(B)	16%	31%	28%	44%	32%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

Prospectus February 28, 2011	41	Diamond Hill Funds

Diamond Hill Select Fund

 Class A years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of period	$9.02	$6.82	$10.61	$11.17	$10.00

Income (loss) from investment operations:

Net investment income	0.07	0.04	0.09	0.12	0.10

Net realized and unrealized gains (losses) on investments	0.91	2.16	(3.55)	0.53	1.27

Total from investment operations	0.98	2.20	(3.46)	0.65	1.37

Less Distributions:

Dividends from net investment income	(0.01)	—	(0.08)	(0.09)	(0.08)

Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	(0.01)	—	(0.33)	(1.21)	(0.20)

Net asset value at end of period	$9.99	$9.02	$6.82	$10.61	$11.17

Total return(A)	10.83%	32.26%	(32.68)%	5.63%	13.66%

Net assets at end of period (000s)	$7,437	$6,910	$4,030	$6,841	$10,036

Ratio of net expenses to average net assets	1.28%	1.28%	1.28%	1.29%	1.31%

Ratio of net investment income to average net assets	0.67%	0.60%	1.10%	0.90%	1.04%

Ratio of gross expenses to average net assets	1.28%	1.28%	1.28%	1.29%	1.32%

Portfolio turnover rate(B)	18%	57%	85%	55%	80%

 Class C years ended 12/31

	2010	2009	2008	2007	2006(A)

Net asset value at beginning of period	$8.94	$6.78	$10.56	$11.16	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.01)	0.01	0.02	0.02	0.02

Net realized and unrealized gains (losses) on investments	0.90	2.15	(3.55)	0.54	1.30

Total from investment operations	0.89	2.16	(3.53)	0.56	1.32

Less Distributions:

Dividends from net investment income	—	—	—	(0.04)	(0.04)

Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	—	—	(0.25)	(1.16)	(0.16)

Net asset value at end of period	$9.83	$8.94	$6.78	$10.56	$11.16

Total return(A)	9.96%	31.86%	(33.48)%	4.78%	13.11%

Net assets at end of period (000s)	$4,254	$3,472	$3,366	$6,912	$5,661

Ratio of net expenses average net assets	2.03%	2.03%	2.01%	2.03%	2.05%

Ratio of net investment income (loss) to average net assets	(0.08)%	0.07%	0.28%	0.23%	0.32%

Ratio of gross expenses to average net assets	2.03%	2.03%	2.02%	2.04%	2.06%

Portfolio turnover rate(B)	18%	57%	85%	55%	80%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	42	Diamond Hill Funds

Diamond Hill Select Fund, continued

 Class I years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of period	$9.02	$6.75	$10.59	$11.16	$10.00

Income (loss) from investment operations:

Net investment income	0.07	0.05	0.11	0.13	0.09

Net realized and unrealized gains (losses) on investments	0.94	2.22	(3.58)	0.57	1.32

Total from investment operations	1.01	2.27	(3.47)	0.70	1.41

Less Distributions:

Dividends from net investment income	(0.05)	—	(0.12)	(0.15)	(0.13)

Distributions from net realized gains	—	—	(0.25)	(1.12)	(0.12)

Total distributions	(0.05)	—	(0.37)	(1.27)	(0.25)

Net asset value at end of period	$9.98	$9.02	$6.75	$10.59	$11.16

Total return	11.19%	33.63%	(32.85)%	6.10%	14.04%

Net assets at end of period (000s)	$31,619	$23,122	$7,489	$4,667	$3,220

Ratio of net expenses to average net assets	0.91%	0.89%	0.87%	0.88%	0.84%

Ratio of net investment income to average net assets	1.05%	1.29%	1.58%	1.37%	1.47%

Ratio of gross expenses to average net assets	0.91%	0.89%	0.87%	0.89%	0.86%

Portfolio turnover rate(B)	18%	57%	85%	55%	80%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Diamond Hill Long-Short Fund

 Class A years ended 12/31

2010	2009	2008	2007	2006

Net asset value at beginning of year	$16.31	$13.83	$18.40	$18.57	$16.46

Income (loss) from investment operations:

Net investment income (loss)	0.00	(A)	0.00	(A)	0.16	0.44	0.26

Net realized and unrealized gains (losses) on investments	(0.05)	2.48	(4.52)	0.16	2.52

Total from investment operations	(0.05)	2.48	(4.36)	0.60	2.78

Less Distributions:

Dividends from net investment income	—	—	(0.15)	(0.42)	(0.25)

Distributions from net realized gains	—	—	(0.06)	(0.35)	(0.42)

Total distributions	—	—	(0.21)	(0.77)	(0.67)

Net asset value at end of year	$16.26	$16.31	$13.83	$18.40	$18.57

Total return(B)	(0.31)%	17.93%	(23.65)%	3.14%	16.89%

Net assets at end of year (000s)	$698,670	$965,382	$1,110,982	$965,259	$773,161

Ratio of expenses to average net assets	1.81%	1.85%	1.62%	1.69%	1.77%

Ratio of net investment income (loss) to average net assets	0.01%	0.00	%(D)	0.95%	2.46%	2.15%

Ratio of expenses to average net assets, excluding dividends on securities sold short	1.48%	1.48%	1.45%	1.48%	1.51%

Portfolio turnover rate(C)	43%	44%	59%	59%	83%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is than 0.005%.

Prospectus February 28, 2011	43	Diamond Hill Funds

Diamond Hill Long-Short Fund, continued

 Class C years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$15.54	$13.28	$17.65	$17.88	$15.92

Income (loss) from investment operations:

Net investment income (loss)	(0.19)	(0.12)	0.04	0.27	0.16

Net realized and unrealized gains (losses) on investments	0.02	2.38	(4.32)	0.16	2.38

Total from investment operations	(0.17)	2.26	(4.28)	0.43	2.54

Less Distributions:

Dividends from net investment income	—	—	(0.03)	(0.31)	(0.16)

Distributions from net realized gains	—	—	(0.06)	(0.35)	(0.42)

Total distributions	—	—	(0.09)	(0.66)	(0.58)

Net asset value at end of year	$15.37	$15.54	$13.28	$17.65	$17.88

Total return(B)	(1.09)%	17.02%	(24.26)%	2.41%	15.98%

Net assets at end of year (000s)	$179,214	$256,445	$278,069	$303,392	$188,550

Ratio of expenses to average net assets	2.56%	2.60%	2.37%	2.44%	2.52%

Ratio of net investment income (loss) to average net assets	(0.73)%	(0.76)%	0.22%	1.72%	1.40%

Ratio of expenses to average net assets, excluding dividends on securities sold short	2.23%	2.23%	2.20%	2.23%	2.26%

Portfolio turnover rate(C)	43%	44%	59%	59%	83%

 Class I years ended 12/31

	2010	2009		2008	2007	2006

Net asset value at beginning of period	$16.42	$13.87		$18.46	$18.63	$16.49

Income (loss) from investment operations:

Net investment income	0.04	0.05		0.19	0.48	0.28

Net realized and unrealized gains (losses) on investments	(0.03)	2.50		(4.51)	0.19	2.59

Total from investment operations	0.01	2.55		(4.32)	0.67	2.87

Less Distributions:

Dividends from net investment income	(0.01)	(0.00	)(A)	(0.21)	(0.49)	(0.31)

Distributions from net realized gains	—	—		(0.06)	(0.35)	(0.42)

Total distributions	(0.01)	—		(0.27)	(0.84)	(0.73)

Net asset value at end of period	$16.42	$16.42		$13.87	$18.46	$18.63

Total return	0.03%	18.39%		(23.36)%	3.59%	17.37%

Net assets at end of period (000s)	$1,045,686	$733,909		$657,662	$500,425	$290,734

Ratio of expenses to average net assets	1.46%	1.47%		1.24%	1.29%	1.34%

Ratio of net investment income to average net assets	0.42%	0.37%		1.33%	2.87%	2.60%

Ratio of expenses to average net assets, excluding dividends on securities sold short	1.11%	1.10%		1.08%	1.08%	1.08%

Portfolio turnover rate(C)	43%	44%		59%	59%	83%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	44	Diamond Hill Funds

Diamond Hill Financial Long-Short Fund

 Class A years ended 12/31

2010	2009	2008	2007(A)	2006

Net asset value at beginning of year	$10.43	$8.48	$16.20	$20.90	$18.48

Income (loss) from investment operations:

Net investment income	0.02	0.16	(D)	0.45	0.49	0.23

Net realized and unrealized gains (losses) on investments	1.73	1.94	(7.74)	(4.04)	2.79

Total from investment operations	1.75	2.10	(7.29)	(3.55)	3.02

Less Distributions:

Dividends from net investment income	—	(0.15)	(0.42)	(0.47)	(0.24)

Distributions from net realized gains	—	—	(0.01)	(0.68)	(0.36)

Total distributions	—	(0.15)	(0.43)	(1.15)	(0.60)

Net asset value at end of year	$12.18	$10.43	$8.48	$16.20	$20.90

Total return(B)	16.78%	24.73%	(44.98)%	(17.05)%	16.35%

Net assets at end of year (000s)	$8,543	$8,053	$7,596	$27,597	$38,978

Ratio of net expenses to average net assets	1.71%	1.77%	1.85%	1.81%	1.70%

Ratio of net investment income to average net assets	0.09%	1.92%	2.37%	2.17%	1.80%

Ratio of gross expenses to average net assets	1.71%	1.77%	1.85%	1.82%	1.70%

Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.56%	1.58%	1.56%	1.59%	1.62%

Portfolio turnover rate(C)	60%	85%	74%	55%	45%

 Class C years ended 12/31

2010	2009	2008	2007(A)	2006

Net asset value at beginning of year	$9.99	$8.12	$15.60	$20.10	$17.84

Income (loss) from investment operations:

Net investment income	(0.10)	0.09	(D)	0.21	0.34	0.13

Net realized and unrealized gains (losses) on investments	1.69	1.84	(7.31)	(3.88)	2.63

Total from investment operations	1.59	1.93	(7.10)	(3.54)	2.76

Less Distributions:

Dividends from net investment income	—	(0.06)	(0.37)	(0.28)	(0.14)

Distributions from net realized gains	—	—	(0.01)	(0.68)	(0.36)

Total distributions	—	(0.06)	(0.38)	(0.96)	(0.50)

Net asset value at end of year	$11.58	$9.99	$8.12	$15.60	$20.10

Total return(B)	15.92%	23.81%	(45.49)%	(17.68)%	15.47%

Net assets at end of year (000s)	$1,381	$1,295	$1,866	$3,287	$4,620

Ratio of net expenses to average net assets	2.46%	2.52%	2.58%	2.56%	2.45%

Ratio of net investment income to average net assets	(0.66)%	1.17%	1.76%	1.42%	1.03%

Ratio of gross expenses to average net assets	2.46%	2.52%	2.58%	2.57%	2.45%

Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.31%	2.33%	2.30%	2.34%	2.37%

Portfolio turnover rate(C)	60%	85%	74%	55%	45%

(A)	Class I commenced operations on December 31, 2006, and commenced public offering and investment operations on January 3, 2007.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

Prospectus February 28, 2011	45	Diamond Hill Funds

Diamond Hill Financial Long-Short Fund, continued

 Class I years ended 12/31

2010	2009	2008	2007(A)

Net asset value at beginning of period	$10.37	$8.43	$16.18	$20.90

Income (loss) from investment operations:

Net investment income	0.08	0.21	(D)	0.63	0.37

Net realized and unrealized losses on investments	1.71	1.92	(7.89)	(3.83)

Total from investment operations	1.79	2.13	(7.26)	(3.46)

Less Distributions:

Dividends from net investment income	(0.02)	(0.19)	(0.48)	(0.58)

Distributions from net realized gains	—	—	(0.01)	(0.68)

Total distributions	(0.02)	(0.19)	(0.49)	(1.26)

Net asset value at end of period	$12.14	$10.37	$8.43	$16.18

Total return	17.29%	25.31%	(44.79)%	(16.61)%

Net assets at end of period (000s)	$1,873	$671	$709	$2,464

Ratio of net expenses to average net assets	1.34%	1.38%	1.47%	1.41%

Ratio of net investment income to average net assets	0.45%	2.45%	2.80%	2.96%

Ratio of gross expenses to average net assets	1.34%	1.38%	1.47%	1.42%

Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.19%	1.19%	1.18%	1.18%

Portfolio turnover rate(C)	60%	85%	74%	55%

(A)	Class I commenced operations on December 31, 2006, and commenced public offering and investment operations on January 3, 2007.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

Diamond Hill Strategic Income Fund

 Class A years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$10.15	$8.28	$10.41	$11.71	$11.25

Income (loss) from investment operations:

Net investment income	0.64	0.69	0.71	0.68	0.70

Net realized and unrealized gains (losses) on investments	0.69	1.86	(2.19)	(1.20)	0.42

Total from investment operations	1.33	2.55	(1.48)	(0.52)	1.12

Less distributions:

Dividends from net investment income	(0.62)	(0.68)	(0.64)	(0.67)	(0.66)

Distributions from net realized gains	—	—	—	(0.11)	—

Return of Capital	—	—	(0.01)	—	—

Total distributions	(0.62)	(0.68)	(0.65)	(0.78)	(0.66)

Net asset value at end of year	$10.86	$10.15	$8.28	$10.41	$11.71

Total return(A)	13.33%	32.13%	(14.79)%	(4.78)%	10.26%

Net assets at end of year (000s)	$42,360	$41,048	$31,268	$54,435	$49,372

Ratio of net expenses to average net assets	1.06%	1.08%	1.06%	1.08%	1.12%

Ratio of net investment income to average net assets	5.81%	7.64%	6.60%	6.15%	6.38%

Ratio of gross expenses to average net assets	1.06%	1.08%	1.06%	1.09%	1.12%

Portfolio turnover rate(B)	68%	83%	95%	142%	43%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	46	Diamond Hill Funds

Diamond Hill Strategic Income Fund, continued

 Class C years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of year	$10.15	$8.27	$10.41	$11.70	$11.24

Income (loss) from investment operations:

Net investment income	0.54	0.58	0.65	0.62	0.62

Net realized and unrealized gains (losses) on investments	0.70	1.91	(2.21)	(1.22)	0.41

Total from investment operations	1.24	2.49	(1.56)	(0.60)	1.03

Less distributions:

Dividends from net investment income	(0.54)	(0.61)	(0.57)	(0.58)	(0.57)

Distributions from net realized gains	—	—	—	(0.11)	—

Return of Capital	—	—	(0.01)	—	—

Total distributions	(0.54)	(0.61)	(0.58)	(0.69)	(0.57)

Net asset value at end of year	$10.85	$10.15	$8.27	$10.41	$11.70

Total return(A)	12.39%	31.34%	(15.51)%	(5.43)%	9.43%

Net assets at end of year (000s)	$24,264	$21,120	$14,730	$24,638	$26,908

Ratio of net expenses to average net assets	1.81%	1.83%	1.80%	1.83%	1.87%

Ratio of net investment income to average net assets	5.06%	6.88%	5.87%	5.35%	5.63%

Ratio of gross expenses to average net assets	1.81%	1.83%	1.81%	1.84%	1.87%

Portfolio turnover rate(B)	68%	83%	95%	142%	43%

 Class I years ended 12/31

	2010	2009	2008	2007	2006

Net asset value at beginning of period	$10.13	$8.26	$10.40	$11.69	$11.23

Income (loss) from investment operations:

Net investment income	0.64	0.73	0.70	0.71	0.73

Net realized and unrealized gains (losses) on investments	0.72	1.85	(2.15)	(1.17)	0.44

Total from investment operations	1.36	2.58	(1.45)	(0.46)	1.17

Less distributions:

Dividends from net investment income	(0.65)	(0.71)	(0.68)	(0.72)	(0.71)

Distributions from net realized gains	—	—	—	(0.11)	—

Return of Capital	—	—	(0.01)	—	—

Total distributions	(0.65)	(0.71)	(0.69)	(0.83)	(0.71)

Net asset value at end of period	$10.84	$10.13	$8.26	$10.40	$11.69

Total return	13.77%	32.69%	(14.55)%	(4.31)%	10.74%

Net assets at end of period (000s)	$76,893	$64,407	$50,185	$70,205	$54,302

Ratio of net expenses to average net assets	0.69%	0.69%	0.67%	0.68%	0.68%

Ratio of net investment income to average net assets	6.18%	8.05%	7.05%	6.62%	6.89%

Ratio of gross expenses to average net assets	0.69%	0.69%	0.68%	0.68%	0.68%

Portfolio turnover rate(B)	68%	83%	95%	142%	43%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Prospectus February 28, 2011	47	Diamond Hill Funds

Investment Adviser

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

Custodian

JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, Ohio 45202

Independent Registered
Public Accounting Firm

Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, OH 45214

For Additional Information, call

JPMorgan Chase Bank, N.A.
Toll Free 888-226-5595

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments is available in the funds’ annual and semi-annual report to shareholders. The funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year.

Call the funds at 888-226-5595 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries.

The funds’ SAI, annual and semiannual reports to shareholders are also available, free of charge, on the funds’ internet site at www.diamond-hill.com.

You may review and copy information about a fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about a fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.

Investment Company Act #811-8061

325 John H. McConnell Blvd, Suite 200
Columbus, OH 43215
STATPRO 022811

Statement of Additional Information
February 28, 2011
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
(Each a Fund or Series of Diamond Hill Funds)
     This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated February 28, 2011. This SAI incorporates by reference the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2010 (“Annual Report”). A free copy of the Prospectuses or the Annual Report can be obtained by writing the Sub-Transfer Agent at 303 Broadway, Suite 900, Cincinnati, Ohio 45202, or by calling 1-888-226-5595.

DESCRIPTION OF THE TRUST
     Diamond Hill Funds (the “Trust”) currently offers seven series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund (individually a “Fund” and collectively the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act.
     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.
     The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS
     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques each may use. Unless noted, each of the Funds may make the following investments.
     A. Equity Securities
     All of the Funds may invest in equity securities. Equity securities consist of common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.
     Equity securities include S&P Depositary Receipts (“SPDRs”) and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.
     A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.
     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of a Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.
     B. Repurchase Agreements
     All of the Funds may invest in repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).
     If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.
     Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees.

     C. Leveraging
     Each of the Funds may borrow up to five percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced. The Funds also may achieve leverage by engaging in the following types of transactions: short sales, futures, swaps, and writing call and put options. Each of these transactions is discussed in more detail below.
     D. Short Sales
     The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may each engage in short sales. When a Fund’s Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.
     At any time that a Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale — the Fund’s possible losses may exceed the total amount of deposits. The Long Short Fund and the Financial Long-Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets. The Strategic Income Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 20% of the value of the Fund’s net assets.
     The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.
     Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.
     E. Real Estate Investment Trusts (REITs)
     All of the Funds may invest in REITs. The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds, though not invested directly in real estate, still are subject to the risks associated with investing in real estate, which include:
•	possible declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	changes in interest rates

•	environmental problems
Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:
•	dependency upon management skills

•	limited diversification

•	the risks of financing projects

•	heavy cash flow dependency

•	default by borrowers

•	self-liquidation

•	possibility of failing to maintain exemptions from the Investment Company Act of 1940

•	in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.
     F. U.S. Treasury Obligations
     All of the Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in Inflation Indexed Treasury Obligations.
     G. Options Transactions
     All of the Funds may write (sell) “covered” call options and purchase covered put options, and purchase call and write put options to close out options previously entered into by the Funds. The purpose of writing covered call options and purchasing covered put options will be to reduce the effect of price fluctuations of the securities owned by a Fund (and involved in the options) on a Fund’s net asset value per share. Although additional revenue may be generated through the use of covered call options, the Adviser does not consider the additional revenues that may be generated as the primary reason for writing covered call options.
     A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporation and of the Exchanges. A put option gives the holder (buyer) the “right to sell” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A Fund will only write covered call options and purchase covered put options. This means that a Fund will only write a call option or purchase a put option on a security that a Fund already owns. A Fund will not write call options on when-issued securities. A Fund will not write a covered call option or purchase a put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of a Fund’s net assets.
     Portfolio securities on which put options will be purchased and call options may be written will be purchased solely on the basis of investment considerations consistent with a

Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option that a Fund has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. A Fund will purchase put options involving portfolio securities only when the Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. Therefore, the purchase of put options will be utilized to protect a Fund’s holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The security covering the call or put option will be maintained in a segregated account with a Fund’s custodian. A Fund does not consider a security covered by a call or put option to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.
     The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or which a Fund will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option. The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the regular session of trading on the New York Stock Exchange) or, in the absence of such sale, the latest bid price. The assets will be terminated upon expiration of the option, the selling

(writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.
     A Fund will only purchase a call option to close out a covered call option it has written. A Fund will only write a put option to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold. When a Fund writes a covered call option, or purchases a put option, it runs the risk of not being able to participate in the appreciation of the underlying security above the exercise price, as well as the risk of being required to hold onto securities that are depreciating in value. A Fund will pay transaction costs in connection with the writing or purchasing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     Options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.
     A Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to the Clearing Corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such a sale might be advantageous. The Staff of the Securities and Exchange Commission has taken the position that purchased dealer options and the assets used to secure written dealer options are illiquid securities. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on investments in illiquid securities. If the Commission changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.
     Certain option transactions have special tax results for a Fund. Listed non-equity options will be considered to have been closed out at the end of a Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. In addition, losses on purchased puts and written covered calls, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. Losses on written covered calls and purchased puts on securities may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.
     H. Illiquid Securities
     All of the Funds may invest up to 15% of their respective assets (valued at the purchase date) in illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

     I. Investment Company Securities
     Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act. Because other investment companies employ an investment adviser and have other costs associated with their operation, such investments by a Fund may cause shareholders to bear duplicate fees.
     The Funds may also invest in various exchange traded funds (“ETFs”) and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. Both are priced continuously and trade throughout the day.
     J. Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be utilized by the Fund with respect to fixed-income securities, foreign currencies, or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.
     Margin Requirements. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:
•	are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and

•	are similar to good faith deposits or performance bonds.
     Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust’s custodian.

     SEC Segregation Requirements. In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contacts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund “covers” a long position.
     Liquidity Impact of Margin and SEC Segregation Requirements. Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
     Purpose of Utilizing Futures. The Fund’s primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt security. If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund’s interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.
Risk Factors in Futures Transactions
     Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide more liquidity then can the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.
     Risk of Loss. Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund’s overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser’s investment judgment proves incorrect. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.
     Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests, which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.
Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.
     K. Corporate Debt Securities
     Each Fund may invest in debt securities of corporate issuers. Corporate debt securities may include bonds and other debt securities of U.S. issuers, including obligations of industrial, utility, financial services and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Investments Unique to the Strategic Income Fund
     A. Government Securities
     Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, investments unique to the Diamond Hill Strategic Income Fund, see “Additional Information About Fund Investments and Risk Considerations — Mortgage-Related Securities” in this Statement of Additional Information.
     B. Commercial Paper
     Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper that is rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or F-2 or better by Fitch IBCA (“Fitch”)) or if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a

Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.
     C. Mortgage-Related Securities
     Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgage obligations principally secured by interests in real property and other permitted investments).
     Mortgage-backed securities are debt securities representing interests in pools of mortgage loans assembled for sale to investors by:
•	various governmental agencies such as Ginnie Mae;
•	government-related organizations such as Fannie Mae and Freddie Mac;
•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.
     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.
     Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates that are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.
     Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.
     Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.
     CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.
     Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.
     Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”
     Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.
     REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of the Fund’s investment policies.
     CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.
     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.
     Additional structures of CMOs and REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.
     Limitations on the Use of Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

     Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOS”), while the other class will receive all of the principal (“POS”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.
     In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:
     Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. Government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.
     Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.
     Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.
     Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.
     The Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitations on investments in illiquid securities.
     Adjustable Rate Mortgage Loans. The Funds may invest in adjustable rate mortgage loans (“ARMS”). Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM.
     Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.
     Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.
     There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.
     In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.
     Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.
Risks Factors of Mortgage-Related Securities
     Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.
     Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage obligation. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgage obligation underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage obligation and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.
     Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.
     Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.
     Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage ass-through securities, the rate of prepayment may be expected to decrease.
     D. Asset-Backed Securities
     Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to asset-backed security holders on a pro rata basis.
     Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

     E. Variable and Floating Rate Instruments
     Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.
     “Variable Amount Master Demand Notes” are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.
     The Fund may acquire “Variable and Floating Rate Instruments.” A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.
     A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Adviser under guidelines established by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.
     Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which,

together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.
     F. Bank Obligations
     Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.
     “Bankers’ Acceptances” are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).
     “Certificates of Deposit” are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.
     The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).
     “Time Deposits” are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. The

Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.
     G. Municipal Securities
     Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.
     Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.
     In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from Federal income taxation.
     Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks; convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.
     Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.
     The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond, if any, or to the credit of the underlying corporate user (and any guarantor). Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).
     The Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase short-term General Obligations Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.
     Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
     There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.
     The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
     Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.
     Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.
Risk Factors in Municipal Securities
     Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.
     State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.
     Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s Municipal Securities in the same manner.
     H. Foreign Investments
     The Fund may invest in certain debt obligations or debt securities of foreign issuers. Possible investments include debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper.
Risk Factors of Foreign Investments
     Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.
     Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

     Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.
     Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of the Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:
•	Changes in currency exchange rates;

•	The relative strength of those currencies and the U.S. dollar; and

•	Exchange control regulations.
Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.
     Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 10% of the net assets of the Fund.
     I. Short-Term Funding Agreements
     To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.
     The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

     J. Structured Instruments
     The Funds may invest in structured instruments. Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.
     The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.
     While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.
     The Fund will invest only in structured securities that are consistent with the Fund’s investment objective, policies and restrictions and the Adviser’s outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.
     Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund’s net assets, when combined with all other illiquid investments of the Fund.

     K. Swaps and Related Swap Products
     Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security, fixed income sectors, commodity swaps, asset-backed swaps (ABX), interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”).
     A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as (i) for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, (ii) to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, (iii) or to gain exposure to certain markets in the most economical way possible. Swap agreements, typically, are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.
     The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

     The amount of a Fund’s potential gain or loss on any swap transaction may not be subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
     The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. The Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.
     A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of the Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counter party defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.
     The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.
     During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
     The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.
     Credit Default Swaps. As described above, swap agreements, typically, are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of credit default swaps (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the referenced issuer if a credit event (e.g., a downgrade or default) occurs. This value is obtained by delivering a debt security of the referenced issuer to the party in return for a previously agreed payment from the other party or by marking to market (frequently, the par value of the debt security). CDS includes contracts on individual securities, and contracts on baskets or indices of securities, which are know by the acronym CDX.
     Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a referenced obligation. A Fund will earmark and reserve assets in cash or liquid securities to cover any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.
     If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the referenced issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.
     If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par or by marking to market (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the referenced issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.
     The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party

Temporary Strategies
     From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.
INVESTMENT LIMITATIONS
     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).
     1. Borrowing Money. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
     2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.
     3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
     5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
     6. Loans. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
     7. Concentration. The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund and Diamond Hill Strategic Income Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Diamond Hill Financial Long-Short Fund will invest 25% or more of its total assets in the financial services industry.
     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
Nonfundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Nonfundamental (see “Investment Restrictions” above).
     1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
     2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
     3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
     4. Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.
     5. Reverse Repurchase Agreements. A Fund will not enter into reverse repurchase agreements.
SHARES OF THE FUNDS
     The Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund each are registered to offer Class A, Class C and Class I shares. All three classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.
   • Class A Shares
     The public offering price for Class A shares of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund and Diamond Hill Financial Long-Short Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary
	Public	Net	Commission
	Offering	Amount	as % of Public
Amount of Investment	Price	Invested	Offering Price
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None

     The public offering price for Class A shares of the Diamond Hill Strategic Income Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary
	Public	Net	Commission
	Offering	Amount	as % of Public
Amount of Investment	Price	Invested	Offering Price
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.00%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None
     The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.
•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:
1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

•	Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).
Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-888-226-5595. These programs may be terminated or amended at any time.
Sales Charge Waivers
No sales charge is imposed on Class A Shares of the Funds if the shares were:
1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:
- The Diamond Hill Funds.

- Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

- The Distributor and its subsidiaries and affiliates.

- Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).
3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Bought with proceeds from the sale of Class I Shares of a Diamond Hill Fund or acquired in a transfer of Class I Shares of a Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11.	Bought in connection with plans of reorganizations of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.
To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

   • Class C Shares
     Class C shares are offered at NAV, without any upfront sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) (based on the lower of the shares’ cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.
     The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.
   • Class I Shares
     Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are only available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.
     Sales charges may be waived for the following:
•	Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any of the foregoing and employee benefit plans established by such entities, or any investment advisory clients of the Adviser and its affiliates.

•	Broker-dealers with selling agreements with the distributor and employee benefit plans established by same.

•	Clients of the Funds’ Adviser and shareholders of Diamond Hill Investment Group, Inc.

•	Employer-sponsored retirement plans, including pension, profit-sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

•	Processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

•	Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a processing organization having a sales agreement with the distributor.

•	Any person who pays for the shares with the proceeds of the sale of non-Diamond Hill Fund shares. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares. The Trust may require evidence that you qualify for this waiver.
Additional Purchase and Redemption Information
     Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.
     Generally, all redemptions will be for cash. However, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.
     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
THE INVESTMENT ADVISER
     Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

     Under the terms of each Fund’s management agreement with its Adviser (each a “Management Agreement”), the Adviser manages the Fund’s investments. As compensation for management services, the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00% and 0.50% respectively, of the average daily net assets of the respective Fund.
     The Funds paid investment management fees to the Adviser for the following fiscal periods:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Small Cap Fund	$5,547,748	$3,500,643	$2,952,884
Small-Mid Cap Fund	$375,178	$219,402	$210,709
Large Cap Fund	$5,342,964	$3,070,433	$2,728,332
Select Fund	$251,860	$124,038	$112,555
Long-Short Fund	$17,652,689	$16,487,219	$21,027,640
Financial Long-Short Fund	$123,287	$91,327	$210,320
Strategic Income Fund	$710,793	$532,153	$666,722
     The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.
     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.
     Under the terms of the Funds’ Eighth Amended and Restated Administrative, Fund Accounting And Transfer Agency Services Agreement with the Adviser (the “Administration Agreement”), most recently amended on April 30, 2010, the Adviser renders all administrative, transfer agency and supervisory services to the Funds. The Adviser oversees the maintenance of all books and records with respect to the Funds’ securities transactions and the Funds’ book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Adviser may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

     Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Funds pay all brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and extraordinary or non-recurring expenses. The Funds also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the Act.
     Pursuant to the Administration Agreement, effective April 30, 2010 the Administrator receives a fee, which is paid monthly at an annual rate of 0.34% of each Fund’s average daily net assets of Class A and Class C Shares and 0.20% of the average daily net assets of Class I shares (0.30% for Class A and Class C Shares and 0.18% for Class I Shares prior to April 30, 2009). The Funds paid the following total administrative services fees to the Administrator for the following fiscal periods:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Small Cap Fund	$1,906,290	$1,353,976	$1,076,664
Small-Mid Cap Fund	$115,986	$71,127	$64,589
Large Cap Fund	$2,220,568	$1,406,114	$1,213,393
Select Fund	$83,071	$44,745	$42,050
Long-Short Fund	$5,080,398	$5,153,811	$6,236,730
Financial Long-Short Fund	$36,773	$29,261	$61,895
Strategic Income Fund	$356,613	$274,403	$322,651
Portfolio Managers Compensation
     All of the portfolio managers, and research analysts, are paid by the adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers (except R.H. Dillon — see below) also participate in an annual cash and equity incentive compensation program that is based on:
•	The long-term pre-tax investment performance of the Fund(s) that they manage,
•	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,
•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and
•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.
Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.
     Incentive compensation is paid annually from an incentive pool that is determined by the compensation committee of the adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee, which is comprised of outside members of the board of directors, makes its determination as to the amount of the pool based on overall firm operating margins compared to similar firms. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.
     R.H. Dillon is one of the portfolio managers and is also the President and Chief Executive Officer of Diamond Hill Investment Group, Inc., a public company and parent corporation of the Adviser. In August 2006 the Company entered into an employment agreement with Mr. Dillon which, among other matters, describes the terms and conditions of his base and incentive compensation. Beginning in 2007, Mr. Dillon’s incentive compensation is based entirely on the company achieving fair and competitive operating profit margins relative to other firms in the investment management industry. Mr. Dillon does not earn any incentive based upon revenue, assets under management or any other measure. Mr. Dillon’s incentive objectives must be reviewed and approved annually by the compensation committee of the board of directors.
Portfolio Manager Holdings
     Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2010. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan.

Dollar Range of Shares in the Fund
	Portfolio Manager /		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Fund	Assistant Portfolio Manager		$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Small Cap Fund	Tom Schindler	PM				X
	Chris Bingaman	APM		X
	Chris Welch	APM				X
Small-Mid Cap Fund	Chris Welch	PM					X
	Chris Bingaman	APM				X
	Tom Schindler	APM		X
Large Cap Fund	Chuck Bath	PM						X
	Bill Dierker	APM				X
	Chris Welch	APM		X
Select Fund	Bill Dierker	PM				X
	Chuck Bath	APM	X
	Chris Welch	APM				X
Long-Short Fund	Ric Dillon	PM						X
	Chuck Bath	PM					X
	Chris Bingaman	APM				X
Financial Long-Short Fund	Chris Bingaman	PM				X
	Austin Hawley	APM			X
	John Loesch	APM		X
Strategic Income Fund	Bill Zox	PM				X
	Chris Bingaman	APM				X
	Austin Hawley	APM			X

PM —	Portfolio Manager

APM —	Assistant Portfolio Manager

     The following table indicates the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments as of December 31, 2010.

Dollar Range of Shares in all Diamond Hill Funds
		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Individual	Title	$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Chuck Bath	Portfolio Manager						X
Chris Bingaman	Portfolio Manager						X
Ric Dillon	Portfolio Manager						X
Bill Dierker	Portfolio Manager					X
Austin Hawley	Asst. Portfolio Mgr.				X
John Loesch	Asst. Portfolio Mgr.			X
Tom Schindler	Portfolio Manager				X
Chris Welch	Portfolio Manager						X
Bill Zox	Portfolio Manager					X
James Laird	President						X
Gary Young	Chief Administrative Officer					X
George Stevens	Chief Compliance Officer		X
Trent Statczar	Treasurer		X
All other Adviser employees (collectively)	N/A						X
Other Portfolio Manager Information
     Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.
Performance Based Fees
     The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”) for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As of result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.
Trade Allocation
     The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Funds and one or more other discretionary accounts are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed.
     The following tables indicate the number of accounts and asset under management (in millions) for each type of account as of December 31, 2010.
Chuck Bath, Portfolio Manager, Large Cap Fund and Long-Short Fund; Assistant Portfolio Manager, Select Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	3	0	$816	$0
Other Pooled Investment Vehicles	6	3	$385	$253
Other Accounts	201	4	$2,762	$30
Chris Bingaman, Portfolio Manager, Financial Long-Short Fund; Assistant Portfolio Manager, Small Cap Fund, Small-Mid Cap Fund, Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$45	$0
Other Pooled Investment Vehicles	3	3	$253	$253
Other Accounts	46	0	$257	$0
Bill Dierker, Portfolio Manager, Select Fund; Assistant Portfolio Manager, Large Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	3	0	$816	$0
Other Pooled Investment Vehicles	3	0	$131	$0
Other Accounts	200	4	$2,756	$30

R. H. Dillon, Portfolio Manager, Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	3	3	$253	$253
Other Accounts	2	0	$195	$0
Austin Hawley, Assistant Portfolio Manager, Financial Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$45	$0
Other Pooled Investment Vehicles	1	0	$1	$0
Other Accounts	17	0	$26	$0
John Loesch, Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$45	$0
Other Pooled Investment Vehicles	1	0	$0.7	$0
Other Accounts	0	0	$0	$0
Tom Schindler, Portfolio Manager, Small Cap Fund; Assistant Portfolio Manager, Small-Mid Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	28	0	$225	$0

Chris Welch, Portfolio Manager, Small-Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund, Large Cap Fund, and Select Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	3	0	$816	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	228	4	$2,979	$30
Bill Zox, Portfolio Manager, Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	17	0	$26	$0
TRUSTEES AND OFFICERS
     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee, including the Board Chairman, is an independent and non-interested Trustee and each executive officer listed is an interest person of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.
Trustees

		Year First		Number of
		Elected a		Portfolios in	Other
		Trustee and/or		Trust	Directorships
	Position	Officer of the	Principal Occupation(s)	Overseen by	Held by
Name and Age	Held	Fund[1]	During Past Five Years	Trustee	Trustee[2]

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus Ohio Office, Jones Day January 2009 to present; Partner , Jones Day, January 2003 to January 2009	7	None

Thomas E. Line Year of Birth: 1967	Chairman Trustee	Since November 2005	Managing Director and Chief Financial Officer, Red Capital Group, October 2005 to present; Vice President and Treasurer, Red Capital Group, September 2004 to September 2005; President, Focused Financial Consulting, Inc.	7	None

		Year First		Number of
		Elected a		Portfolios in	Other
		Trustee and/or		Trust	Directorships
	Position	Officer of the	Principal Occupation(s)	Overseen by	Held by
Name and Age	Held	Fund[1]	During Past Five Years	Trustee	Trustee[2]

(financial consulting), March 2002 to September 2004; Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies), June 1998 to March 2002.

D’Ray Moore Rice Year of Birth: 1959	Trustee	Since August 2007	Retired, Community Volunteer November 2001 to present; Independent Trustee of American Performance Funds August 2003 — October 2007.	7	None

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 until present; President of Homewood Corporation, a real estate development firm, September 1999 to May 2001.	7	None

Officers

James F. Laird Year of Birth: 1957	President	Since December 2001	Chief Financial Officer of Diamond Hill Investment Group, Inc. since December 2001; President of Diamond Hill Securities, Columbus, Ohio, since July 2001; Vice President-Corporate Strategy with Nationwide Insurance from January 2001 to July 2001; Senior Vice President-Product Development with Villanova Capital from February 1999 through December 2000; Vice President and General Manager with Nationwide Advisory Services from January 1995 through February 1999 and Treasurer with Nationwide Mutual Funds from January 1995 through December 2000.	N/A	None

Gary R. Young Year of Birth: 1969	Secretary and Chief Administrative Officer	Since May 2004 Since October 2010	Controller of Diamond Hill Investment Group, Inc. since April 2004; Chief Compliance Officer of Diamond Hill Capital Management Inc., since October 2010; Director of Mutual Fund	N/A	None

		Year First		Number of
		Elected a		Portfolios in	Other
		Trustee and/or		Trust	Directorships
	Position	Officer of the	Principal Occupation(s)	Overseen by	Held by
Name and Age	Held	Fund[1]	During Past Five Years	Trustee	Trustee[2]

Administration with Banc One Investment Advisors from October 1998 through April 2004; Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD from January 1996 through October 1998.

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc. 2008 to present; Senior Vice President Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) from 1993 to 2008;.	N/A	None

George L. Stevens, Jr. Year of Birth: 1951	Chief Compliance Officer	Since October 2010	Director and Mutual Fund CCO, Beacon Hill Fund Services, Inc. 2008 to present; Vice President Citi Fund Services Ohio, Inc. from 1996 to 2008	N/A	None

[1]	Trustees and Officers of the Fund serve until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.
FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2010 1,2,3

	Dollar Range of Fund Shares Owned			Aggregate Dollar Range of Shares
	Diamond Hill	Diamond Hill	Diamond Hill	Owned in All Funds Within the
Name of Trustee	Small Cap Fund	Long-Short Fund	Select Fund	Trust Overseen by Trustee
Elizabeth P. Kessler	Over $100,000	None	None	Over $100,000
Thomas E. Line	$10,000-$50,000	Over $100,000	$1,000-$10,000	Over $100,000
D’Ray Moore Rice	None	Over $100,000	None	Over $100,000
George A. Skestos	None	Over $100,000	None	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000 and over $100,000.

[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.

[3]	None of the Trustees owned shares of the Small-Mid Cap Fund, Large Cap Fund, Financial Long-Short Fund and Strategic Income Fund.
The compensation paid to the Trustees for the fiscal year ended December 31, 2010 is set forth in the following table:

COMPENSATION TABLE

		Pension or
		Retirement	Estimated
		Benefits Accrued	Annual Benefits	Total
	Aggregate	as Part of Fund	Upon	Compensation
Trustee	Compensation*	Expense	Retirement	Paid to Trustee
Elizabeth P. Kessler	$25,500	None	None	$25,500
Thomas E. Line, Chairman	$41,000	None	None	$41,000
D’Ray Moore Rice	$34,000	None	None	$34,000
George A. Skestos	$34,000	None	None	$34,000

*	The Independent Trustees are compensated for their services to the Funds by Diamond Hill Capital Management as part of the administration services agreement.
     The Trust has a policy that 100% of Trustee Compensation must be reinvested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.
     All Trustees are members of the Audit Committee and Nominating and Governance Committee. The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee.
     The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2010.
     The Nominating and Governance Committee’s function is to make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee held two regularly scheduled meeting during the fiscal year ended December 31, 2010.
     As of February 28, 2011 the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Funds.
     The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission’ EDGAR web site or by calling the Funds at 1-888-226-5595.

Proxy Voting Policies and Procedures
General Policy
     The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Fund’s favor pursuant to the Proxy Policy.
     The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines indicate the Adviser’s willingness to vote with management on matters of a routine administrative nature. Regarding non-routine proposals, the Adviser is generally opposed to such proposals if they involve an economic cost to the company or restrict management’s freedom to operate in the best interests of its shareholders. Accordingly, the Adviser will generally vote with management on non-routine proposals. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
How to Obtain More Information
     Investors may obtain a copy of the proxy voting policies and procedures by writing to the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 1-888-226-5595. Information about how the Fund’s voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at 1-888-226-5595, on the Funds’ website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.
OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES
Leadership Structure and Board of Trustees
The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all seven Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of Diamond Hill Funds’ Trustees is a significant owner with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders.
Board Oversight of Risk
The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser and Administrator. The Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Board and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers mitigate those risks.
Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.
Trustee Attributes
The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.
Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
Thomas E. Line has over 20 years of experience in the financial services industry, six of which were as a senior officer of mutual fund servicing companies where his duties included general oversight of mutual fund operations. Mr. Line currently serves as the Chief Financial Officer of a commercial mortgage and investment banking company. He also has seven years of experience in public accounting where his primary focus was performing audits of financial services companies, including mutual funds and investment management clients.
Elizabeth P. Kessler has over 15 years of experience as an attorney at an international law firm with a focus on product liability litigation. Ms. Kessler’s duties include serving as Partner in Charge of one of the firm’s offices. She has substantial experience practicing law and advising clients with respect to liability issues.
D’Ray Moore Rice has worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.
George A. Skestos has over 20 years of experience in the financial services industry and currently serves as the managing member of a private capital investment firm. Mr. Skestos has also served as President of a real estate development company and has extensive business and investment experience.
PORTFOLIO TRANSACTIONS AND BROKERAGE
     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.
     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.
     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under each Management Agreement.
     While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.
     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.
     When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.
     Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, the Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.
     The Funds paid the following brokerage commissions for the following fiscal periods:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Small Cap Fund	$462,830	$424,100	$301,707
Small-Mid Cap Fund	$43,597	$39,720	$36,439
Large Cap Fund	$403,166	$386,310	$283,137
Select Fund	$13,701	$17,847	$14,839
Long-Short Fund	$1,164,202	$2,378,591	$2,825,812
Financial Long-Short Fund	$11,979	$20,671	$28,006
Strategic Income Fund	$8,181	$6,696	$32,197

Securities of Regular Broker-Dealers
The table below presents information regarding the securities of the Funds’ regular broker dealers (or the parent of the regular broker dealer) that were held by the Funds as of December 31, 2010.

Fund	Regular Broker Dealer	Holdings ($000s)
Small Cap	None	None
Small Mid Cap	None	None
Large Cap	None	None
Select	None	None
Long-Short	None	None
Financial Long-Short	Bank of America Corp.	350
	Morgan Stanley	179
Strategic Income	None	None
Portfolio Holdings Disclosure
     The Funds disclose portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Funds may release portfolio holdings to service providers of the Funds or Diamond Hill Capital Management and others, including, without limitation, rating agencies, pricing services, and proxy voting service providers. Service providers also include accountants, attorneys, and custodians. Such holdings are released under conditions of confidentiality. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarters ending March 31 and September 30 will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.
DISTRIBUTION PLANS
     The Trust has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its or principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to its Management Agreement and Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.
     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds.
     The Trustees expect that the Plans will encourage distribution of the Funds’ Class A Class C shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.
     The Plans have been approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. James Laird and Gary Young, officers of the Trust, may benefit indirectly from payments received by the Adviser under certain of the Plans because of their relationships with the Adviser and its affiliates.
     The tables below state the amounts paid under each Trust’s distribution plans for the identified goods and services during the fiscal year ended December 31, 2010.

DISTRIBUTION PLAN EXPENSES
Diamond Hill Funds
12b-1 Plan Expenditures
For Fiscal Year Ended December 31, 2010

		Small-				Financial	Strategic
	Small Cap	Mid Cap	Large	Select	Long-	Long-Short	Income
Description	Fund	Fund	Cap Fund	Fund	Short Fund	Fund	Fund	Total
Class A

Expenditures for 12b-1/SS Fees:
Commissions & Trails:	—	—	—	—	—	—	—	—
Non-affiliated broker dealers	$771,106	$16,727	$539,190	$13,786	$1,420,971	$17,325	$52,372	$2,831,477
Printing/Postage	—	—	—	—	—	—	—	—
Reimbursement to DHCM* for distribution related expenses	349,909	10,874	445,241	4,998	680,598	6,087	58,676	1,550,383
Registration	—	—	—	—	—	—	—	—
Advertising/Marketing	—	—	—	—	—	—	—	—
Total Expenditures	$1,115,015	$27,601	$984,431	$18,784	$2,101,569	$23,412	$111,048	$4,381,860

Class C

Expenditures for 12b-1/SS Fees:
Commissions & Trails:	—	—	—	—	—	—	—	—
Non-affiliated broker dealers	$183,966	$38,086	$187,932	$33,474	$1,806,995	$8,878	$207,533	$2,466,864
Printing/Postage	—	—	—	—	—	—	—	—
Reimbursement to DHCM* for distribution related expenses	—	—	—	—	—	—	—	—
Payment to DHCM for C-Share Financing	93,435	15,353	84,802	4,954	411,268	5,325	34,766	649,903
Registration	—	—	—	—	—	—	—	—
Advertising/Marketing	—	—	—	—	—	—	—	—
Total Expenditures	$277,401	$53,439	$272,734	$38,428	$2,218,263	$14,203	$242,299	$3,116,767

*	DHCM stands for Diamond Hill Capital Management, Inc., the Advisor
Financial Intermediaries
     The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.
     The Funds may enter into agreements with financial intermediaries under which the Funds pay the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather then in lieu of, distribution plan expenses (“Rule 1b-1 fees”) and shareholder servicing fees that a financial intermediary may be receiving under an agreement with the Distributor. The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

Payment of Additional Cash Compensation
     On occasion, the Adviser or the Distributor may make payments out of their respective resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges, Rule 12-1 fees, and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser or Distributor and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other the expenses paid by a Fund.
     Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser or Distributor access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services.
     Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.
     For the year ended December 31, 2010, the following broker-dealers offering shares of the Funds, and/or their respective affiliates, received additional cash compensation or similar distribution related payments from the Adviser or Distributor for providing marketing and program support, administrative services, and/or other services as described above:
Merrill Lynch, Pierce, Fenner and Smith, Inc.
Morgan Stanley Smith Barney LLC
Morgan Stanley Dean Witter, Inc.
UBS Financial Services, Inc.
Nationwide Financial Services Inc.
Ameriprise Financial Services, Inc.
     Any additions, modifications, or deletions to this list that may have occurred since December 31, 2010 are not reflected. In addition to member firms of the Financial Industry Regulatory Authority, the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.
     The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
DETERMINATION OF SHARE PRICE
     The price (net asset value) of the shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m., Eastern time (“ET”) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
     The offering price for orders placed before the close of the NYSE, on each business day the NYSE is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the NYSE. For orders placed after the close of regular trading on the NYSE, or on a day on which the NYSE is not open for trading, the offering price is based upon the net asset value at the close of the NYSE on the next day thereafter on which the NYSE is open for trading.
     The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class’ shares outstanding.
Domestic Equity Securities
     Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Advisor to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.
Foreign and Domestic Fixed Income Securities
     Fixed income securities shall be valued at the latest available quoted sale price available at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations available at 4:00 p.m. ET.

     Securities for which there is no current trade activity and no bid/ask quotations will be valued by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued based on procedures approved by the Board of Trustees. Securities with less than 61 days to maturity shall be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.
     Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by the Advisor to not accurately reflect their value, are valued at their fair value using procedures set forth herein.
Foreign Equity Securities
     Except as noted below, foreign securities are valued in their national currency at the latest available quoted sales price as of the close of trading on the primary foreign exchange (or principal market) or the official close as determined by the primary foreign exchange. In the absence of current trade activity, the securities will be valued at the latest bid quotations. This value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation from FTID as of 4:30 p.m. GMT (11:30 a.m. ET).
     U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United Sates, are valued at the latest available sale price or absent such a price, the securities will be valued at the latest bid quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00 p.m. ET. In the absence of current trade activity, the securities will be valued at the latest bid quotations as of 4:00 p.m. ET.
TAXES
     Each Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities’ loans, gains from the disposition of stock or securities, and certain other income.
     While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.
          Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.
          As of December 31, 2010, the Funds had net capital loss carryforwards expiring as follows:

		Expires
	Amount	December 31,

Large Cap Fund	$33,876,572	2016
	41,279,187	2017

	$75,155,759

Select Fund	$1,394,212	2017

	$1,394,212

	$101,454,175	2016
Long-Short Fund	$417,551,311	2017
	69,177,097	2018

	$588,182,583

Financial Long-Short Fund	$7,793,999	2016
	6,540,128	2017

	$14,334,127

Strategic Income Fund	$12,138,231	2016
	5,271,854	2017

	$17,410,085

INVESTMENT PERFORMANCE
          Each Fund may periodically advertise “average annual total return.” The “average annual total return” of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.
          “Average annual total return,” as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)[n]=ERV

Where:	P	=	a hypothetical $1,000 initial investment
	T	=	average annual total return
	n	=	number of years

ERV	=	ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.
          Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.
          Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any re-characterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
          The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.
          Average annual total return after taxes on distributions is calculated pursuant to the following formula, which is prescribed by the SEC:

P(1+T)[n]=ATVD

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions).

n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.
          Average annual total return after taxes on distributions and redemption is calculated pursuant to the following formula, which is prescribed by the SEC:

P(1+T)[n]=ATVDR

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions and redemption).
	n	=	number of years.
	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions and redemption.
          The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales charge is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.
          The Funds’ average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions for the periods ended December 31, 2010 are as follows:
Diamond Hill Small Cap Fund

	One Year	Five Years	Ten Years[1]
Class A Return Before Taxes	16.85%	2.80%	11.22%
Class A Return after Taxes on Distributions	16.57%	2.37%	10.83%
Class A Return after Taxes on Distributions and Sale of Fund Shares	11.31%	2.27%	9.90%
Class C Return Before Taxes	21.01%	3.07%	10.95%
Class C Return after Taxes on Distributions	20.71%	2.69%	10.59%
Class C Return after Taxes on Distributions and Sale of Fund Shares	14.06%	2.54%	9.67%
Class I Return Before Taxes	23.39%	4.26%	12.04%
Class I Return after Taxes on Distributions	23.11%	3.76%	11.61%
Class I Return after Taxes on Distributions and Sales of Fund Shares	15.58%	3.50%	10.64%

[1]	Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance have been adjusted to reflect differences in sales charges and expenses between classes.

Diamond Hill Small-Mid Cap Fund

			Since
	One Year	Five Years	Inception[1]
Class A Return Before Taxes	16.86%	4.61%	4.61%
Class A Return after Taxes on Distributions	16.85%	4.39%	4.39%
Class A Return after Taxes on Distributions and Sale of Fund Shares	10.96%	3.87%	3.87%
Class C Return Before Taxes	21.14%	4.94%	4.94%
Class C Return after Taxes on Distributions	21.13%	4.76%	4.76%
Class C Return after Taxes on Distributions and Sale of Fund Shares	13.75%	4.18%	4.18%
Class I Return Before Taxes	23.43%	6.09%	6.09%
Class I Return after Taxes on Distributions	23.41%	5.80%	5.80%
Class I Return after Taxes on Distributions and Sales of Fund Shares	15.26%	5.13%	5.13%

[1]	Inception date for the Fund is December 30, 2005.
Diamond Hill Large Cap Fund

			Since
	One Year	Five Years	Inception[1]
Class A Return Before Taxes	3.80%	1.58%	5.08%
Class A Return after Taxes on Distributions	3.69%	1.17%	4.78%
Class A Return after Taxes on Distributions and Sale of Fund Shares	2.62%	1.25%	4.33%
Class C Return Before Taxes	7.45%	1.85%	4.82%
Class C Return after Taxes on Distributions	7.44%	1.53%	4.61%
Class C Return after Taxes on Distributions and Sale of Fund Shares	4.85%	1.51%	4.15%
Class I Return Before Taxes	9.72%	3.02%	5.91%
Class I Return after Taxes on Distributions	9.55%	2.54%	5.56%
Class I Return after Taxes on Distributions and Sales of Fund Shares	6.55%	2.48%	5.07%

[1]	Historical performance for Class C shares and class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Diamond Hill Select Fund

			Since
	One Year	Five Years	Inception[1]
Class A Return Before Taxes	5.34%	2.39%	2.39%
Class A Return after Taxes on Distributions	5.33%	1.54%	1.54%
Class A Return after Taxes on Distributions and Sale of Fund Shares	3.49%	1.67%	1.67%
Class C Return Before Taxes	8.96%	2.71%	2.71%
Class C Return after Taxes on Distributions	8.96%	1.93%	1.93%
Class C Return after Taxes on Distributions and Sale of Fund Shares	5.82%	1.97%	1.97%
Class I Return Before Taxes	11.19%	3.84%	3.84%
Class I Return after Taxes on Distributions	11.11%	2.90%	2.90%
Class I Return after Taxes on Distributions and Sales of Fund Shares	7.38%	2.89%	2.89%

[1]	Inception date for the Fund is December 30, 2005.
Diamond Hill Long-Short Fund

	One Year	Five Years	Ten Years[1]
Class A Return Before Taxes	-5.30%	0.55%	5.48%
Class A Return after Taxes on Distributions	-5.30%	0.07%	5.13%
Class A Return after Taxes on Distributions and Sale of Fund Shares	-3.44%	0.27%	4.64%
Class C Return Before Taxes	-2.08%	0.81%	5.21%
Class C Return after Taxes on Distributions	-2.08%	0.40%	4.91%
Class C Return after Taxes on Distributions and Sale of Fund Shares	-1.35%	0.52%	4.42%
Class I Return Before Taxes	0.03%	1.99%	6.27%
Class I Return after Taxes on Distributions	0.03%	1.45%	5.89%
Class I Return after Taxes on Distributions and Sale of Fund Shares	0.03%	1.47%	5.34%

[1]	Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Diamond Hill Financial Long-Short Fund

	One Year	Five Years	Ten Years[1]
Class A Return Before Taxes	10.93%	-5.97%	5.32%
Class A Return after Taxes on Distributions	10.93%	-6.57%	4.29%
Class A Return after Taxes on Distributions and Sale of Fund Shares	7.10%	-5.09%	4.44%
Class C Return Before Taxes	14.92%	-5.75%	5.11%
Class C Return after Taxes on Distributions	14.92%	-6.27%	4.14%
Class C Return after Taxes on Distributions and Sale of Fund Share	9.70%	-4.89%	4.28%
Class I Return Before Taxes	17.29%	-4.67%	6.06%
Class I Return after Taxes on Distributions	17.21%	-5.35%	4.98%
Class I Return after Taxes on Distributions and Sale of Fund Shares	11.24%	-4.05%	5.08%

[1]	Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.
Diamond Hill Strategic Income Fund

			Since
	One Year	Five Years	Inception[1]
Class A Return Before Taxes	9.34%	5.27%	7.35%
Class A Return after Taxes on Distributions	7.20%	3.17%	5.11%
Class A Return after Taxes on Distributions and Sale of Fund Shares	6.04%	3.32%	5.04%
Class C Return Before Taxes	11.39%	5.23%	7.07%
Class C Return after Taxes on Distributions	9.44%	3.38%	5.07%
Class C Return after Taxes on Distributions and Sale of Fund Shares	7.35%	3.44%	4.95%
Class I Return Before Taxes	13.77%	6.45%	8.11%
Class I Return after Taxes on Distributions	11.36%	4.20%	5.76%
Class I Return after Taxes on Distributions and Sale of Fund Shares	8.88%	4.25%	5.64%

[1]	Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.
Nonstandardized Performance
          Each Fund may also advertise performance information (a “nonstandardized quotation”) that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The following returns are for the period since inception of the respective Fund.

December 31, 2010:

Small Cap Fund
Class A	204.93%
Class C	182.68%
Class I	211.78%
Small-Mid Cap Fund
Class A	31.90%
Class C	27.29%
Class I	34.42%
Large Cap Fund
Class A	68.65%
Class C	56.50%
Class I	72.60%
Select Fund
Class A	18.48%
Class C	14.30%
Class I	20.72%
Long-Short Fund
Class A	83.51%
Class C	69.25%
Class I	87.87%
Financial Long-Short Fund
Class A	117.21%
Class C	97.42%
Class I	121.10%
Strategic Income Fund
Class A	85.98%
Class C	75.77%
Class I	90.32%
          A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a nonstandardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of a Fund) as of the end of a specified period. The following returns are for the period since inception of the respective Fund.
December 31, 2010:

Small Cap Fund
Class A	11.79%
Class C	10.94%
Class I	12.04%

Small-Mid Cap Fund
Class A	5.69%
Class C	4.94%
Class I	6.09%
Large Cap Fund
Class A	5.65%
Class C	4.82%
Class I	5.91%
Select Fund
Class A	3.45%
Class C	2.71%
Class I	3.84%
Long-Short Fund
Class A	5.95%
Class C	5.14%
Class I	6.19%
Financial Long-Short Fund
Class A	5.95%
Class C	5.20%
Class I	6.09%
Strategic Income Fund
Class A	7.81%
Class C	7.07%
Class I	8.11%
          These nonstandardized quotations do not include the effect of the applicable sales charge which, if included, would reduce the quoted performance. A nonstandardized quotation of total return will always be accompanied by a Fund’s average annual total return as described above.
          From time to time, each of the Funds may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
Yield = 2[(a-b/cd + 1)6 - 1]
Where:

a =	dividends and interest earned during the period

b =	expenses accrued for the period (net of reimbursements)

c =	the average daily number of shares outstanding during the period that were entitled to receive dividends

d =	the maximum offering price per share on the last day of the period
     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.
The yields for December 2010 were:

Small Cap Fund
Class A	-0.26%
Class C	-1.01%
Class I	0.08%
Small-Mid Cap Fund
Class A	-0.27%
Class C	-0.99%
Class I	0.11%
Large Cap Fund
Class A	0.78%
Class C	0.09%
Class I	1.17%
Select Fund
Class A	0.54%
Class C	-0.18%
Class I	0.91%
Long-Short Fund
Class A	0.03%
Class C	-0.69%
Class I	-0.38%
Financial Long-Short Fund
Class A	-0.30%
Class C	-1.03%
Class I	0.03%
Strategic Income Fund
Class A	4.23%
Class C	3.63%
Class I	4.74%
          The performance quotations described above are based on historical earnings and are not intended to indicate future performance.
          A Fund’s investment performance will vary depending upon market conditions, the composition of the Fund’s portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating nonstandardized investment performance should be considered when comparing a Fund’s performance to those of other investment companies or investment vehicles. The risks associated with a Fund’s investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.
          Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron’s). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. With respect to the Indexes, shareholders should be aware that the Funds invest in other securities that are not included in the Indexes. The performance of the Indexes should not be considered indicative of future performance of the Funds.
          From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.
          In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron’s and Fortune also may be used.
CUSTODIAN
          JPMorgan Chase Bank, N.A. (“JPMorgan”), 303 Broadway, Suite 900, Cincinnati, Ohio 45202, is Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.
SUB-TRANSFER AGENT
          JPMorgan, 303 Broadway, Suite 900, Cincinnati, Ohio 45202, pursuant to the Sub-Transfer Agency and Shareholder Services Agreement (the “Sub-Transfer Agent Agreement”) entered into between JPMorgan and the Adviser, acts as the Funds’ sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of JPMorgan under this agreement are paid by the Adviser under the Administration Agreement.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          The firm of Ernst & Young LLP, Cincinnati, Ohio, 45202 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010.

Ernst & Young LLP performs an annual audit of the Funds’ financial statements and advises the Funds as to certain accounting matters.
DISTRIBUTOR
          BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 (the “Distributor”), became the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares effective April 30, 2009. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.
          Below are the commissions that were paid to the respective companies for effecting sales of shares of the Funds:

	2010	2009	2009	2008
	BHIL	BHIL	IFS**	IFS**
Small Cap Fund	$13,944	$7,628	$1,923	$10,703
Small-Mid Cap Fund	$3,260	$94	$65	$978
Large Cap Fund	$13,301	$7,231	$1,855	$10,171
Select Fund	$797	$2,416	$5	$1,048
Long-Short Fund	$25,310	$25,787	$7,492	$159,945
Financial Long Short Fund	$3,790	$426	$122	$2,133
Strategic Income Fund	$2,040	$1,860	$1,497	$1,165

*	2008 has been restated to reflect corrected numbers.

**	Prior to April 30, 2009 IFS Fund Distributors, Inc. was the Trust’s distributor.
          Diamond Hill Capital Management, Inc., as the financing agent for Class C shares and an affiliate to BHIL Distributors, Inc., received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the years ended:

	2010	2009	2008
Small Cap Fund	$1,500	$4,127	$2,683
Small-Mid Cap Fund	$857	$1,593	$550
Large Cap Fund	$3,827	$6,753	$8,707
Select Fund	$170	$242	$1,809
Long-Short Fund	$21,048	$84,346	$118,443
Financial Long Short Fund	$497	$1,603	$2,306
Strategic Income Fund	$15,114	$2,064	$2,034
PRINCIPAL HOLDERS OF OUTSTANDING SHARES
          As of February 9, 2011, the following persons owned of record 5% or more of a class of the Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

Diamond Hill Small Cap Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California	18.10%
PFPC Inc. 760 Moore Road King of Prussia, Pennsylvania	5.22%
Priac 801 Pennsylvania Kansas City, Missouri 64105	7.89%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103	5.05%
Diamond Hill Small Cap Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East	5.20%
Jacksonville, FL 32246

Wells Fargo 2801 Market Street St. Louis, MO 63013	11.47%
Diamond Hill Small Cap Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	9.15%
MAC PO Box 3198, 525 William Penn Pittsburgh, PA 15230	6.02%

Shareholder Name, Address	% Ownership
National Financial Services LLC PO Box 92956 Chicago, IL 60675	8.72%
Wells Fargo 2801 Market Street St. Louis, MO 63103	13.50%
UMBSC PO Box 419260 Kansas City, MO 64141	7.54%
Diamond Hill Small-Mid Cap Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	25.01%
Diamond Hill Small-Mid Cap Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, Florida 32246	11.26%
Diamond Hill Small-Mid Cap Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	35.18%
Mitra & Company 11270 West Park Plaza Suite 4 Milwaukee, Wisconsin 53224	8.57%

Shareholder Name, Address	% Ownership
National Financial Services LLC	5.89%
P.O. Box 92956 Chicago, Illinois 60675
Reliance Trust Company PO Box 48529 Atlanta, GA 30362	11.38%
Wells Fargo 2801 Market Street St. Louis, MO 63103
Diamond Hill Large Cap Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	12.62%
National Financial Services LLC 4 Manhattanville Road King of Prussia, PA 19406	8.67%
PFPC Inc. 760 Moore Road King of Prussia, PA 19406	21.90%
Diamond Hill Large Cap Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	8.83%
Wells Fargo 2801 Market Street St. Louis, MO 63103	9.48%

Diamond Hill Large Cap Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	13.45%
Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive East Jacksonville, Florida 32246	6.65%
National Financial Services LLC PO Box 986 St. Cloud, MN 56302	7.96%
Wells Fargo 2801 Market Street St. Louis, MO 63103	17.46%
Diamond Hill Select Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California	7.45%
LPL Financial 9785 Towne Centre Drive San Diego, California 92121	11.36%
National Financial Services LLC 196 West Lake Place Athens, GA 30606	5.12%
National Financial Services LLC 1302 Deerbrook Drive Valdosta, GA 31602	6.09%

Shareholder Name, Address	% Ownership
Wells Fargo 2801 Market Street St. Louis, MO 63103	18.79%
Stifel Nicolaus Co., Inc. 501 North Broadway St. Louis, Missouri 63102	8.34%
Diamond Hill Select Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246	9.41%
National Financial Services LLC 60 Cliffside Crossing Atlanta, Georgia 30350	16.88%
National Financial Services LLC 16845 SE 65th Street Ocklawaha, Florida 32179	6.91%
National Financial Services LLC 1510 Eversedge Drive Alpharetta, GA 30004	6.80%
National Financial Services LLC 6608 Morning Dove Place Jonesboro, GA 30236	5.21%
National Financial Services LLC 3610 Edgewater Street Dallas, TX 75205	6.59%
Diamond Hill Select Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, CA 94014	19.13%

Shareholder Name, Address	% Ownership
First Bank & Trust 820 Church Street Evanston, Illinois 60201	7.54%
Maril & Co. 11270 West Park Place Suite Milwaukee, WI 53224	5.07%
National Financial Services LLC 82 Devonshire Z1M Boston, Massachusetts 02109	48.98%
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	6.28%
Diamond Hill Long-Short Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, California 94104	16.15%

PFPC Inc. 760 Moore Road King of Prussia, PA 19406	5.20%
Diamond Hill Long-Short Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	22.92%
Wells Fargo 2801 Market Street St. Louis, MO 63103	6.26%

Diamond Hill Long-Short Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California 94104	18.64%
Merrill Lynch Pierce & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	5.55%
Wells Fargo 2801 Market Street St. Louis, MO 63103	7.33%
Wells Fargo Bank NA PO Box 1533 Minneapolis, MN 55480	19.92%
Diamond Hill Financial Long-Short Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California 94104	13.03%
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246	8.73%
Wells Fargo 2801 Market Street St. Louis, MO 63103	10.09%

Diamond Hill Financial Long-Short Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	16.l2%
National Financial Services LLC PO Box 589 Mineral Bluff, GA 30559	5.57%
Wells Fargo 2801 Market Street St. Louis, MO 63103	11.13%
Diamond Hill Financial Long-Short Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California 94104	26.50%
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	25.11%
National Financial Services LLC PO Box 1467 Muncie, IN 47308	14.43%
Wells Fargo 2801 Market Street St. Louis, MO 63103	22.26%
Diamond Hill Strategic Income Fund Class A

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California 94104	25.44%

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	7.15%
TD Ameritrade Inc. P.O. Box 2226 Omaha, Nebraska 68103	14.92%
Diamond Hill Strategic Income Fund Class C

Shareholder Name, Address	% Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	30.46%
Diamond Hill Strategic Income Fund Class I

Shareholder Name, Address	% Ownership
Charles Schwab 101 Montgomery Street San Francisco, California 94104	33.43%
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	8.94%
Wells Fargo 2801 Market Street St. Louis, MO 63103	10.12%
FINANCIAL STATEMENTS
          The financial statements and independent registered public accounting firm’s report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund for the fiscal year ended December 31, 2010. The Funds will provide the Annual Report without charge at written request or request by telephone.

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 23. EXHIBITS
(a)	Articles of Incorporation.
(i) Copy of Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 1, is hereby incorporated by reference.
(ii) Copy of Amendment No. 1 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of Amendments Nos. 2 and 8 to Registrant’s Amended and Restated Declaration of Trust, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 10, are hereby incorporated by reference.
(iii) Copy of Amendment No. 9 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.
(iv) Copy of Amendment No. 11 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.
(v) Copy of Amendment Nos. 12 and 13 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 17, is hereby incorporated by reference.
(b)	By-Laws.
Copy of Amended and Restated By-Laws, is filed herewith.
(c)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and By-Laws.
(d)	Investment Advisory Contracts.
(i) Copy of Registrant’s Management Agreement for the Diamond Hill Long-Short Fund formerly known as the Focus Fund with its Adviser, Diamond Hill Capital

Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8, is hereby incorporated by reference.
(ii) Copy of Registrant’s Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.
(iii) Copy of Registrant’s Management Agreement for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 12, is hereby incorporated by reference.
(iv) Copy of Registrant’s Management Agreement for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 16 is hereby incorporated by reference.
(v) Copy of Registrant’s Management Agreement for the Diamond Hill Financial Long-Short Fund formerly known as the Bank & Financial Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 19, is hereby incorporated by reference.
(vi) Copy of Registrant’s Management Agreement for the Diamond Hill Small-Mid Cap Fund and Diamond Hill Select Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 22, is hereby incorporated by reference.
(e)	Underwriting Contracts.
(i) Copy of Underwriting Agreement with BHIL Distributors, Inc., is filed herewith.
(f)	Bonus or Profit Sharing Contracts.
None.
(g)	Custodian Agreements.
(i) Copy of Registrant’s Agreement with the Custodian, JPMorgan Chase Bank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26, is hereby incorporated by reference.
(h)	Other Material Contracts.

(i) Copy of Registrant’s Eighth-Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with Diamond Hill Capital Management, Inc., is filed herewith.
(ii) Copy of Registrant’s Accounting Services, Custody and Securities Lending Agreement with JPMorgan Chase Bank, N.A., is filed herewith.
(ii) Copy of the Sub-Administration and Sub-Transfer Agency and Shareholder Services Agreement between Diamond Hill Capital Management, Inc. and JPMorgan Chase Bank N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26, is hereby incorporated by reference.
(iii) Copy of Registrant’s Securities Lending Agreement with JPMorgan Chase Bank, N.A., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26, is hereby incorporated by reference.
(i)	Legal Opinion.
Consent of Thompson Hine LLP is filed herewith.
(j)	Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements.

None.

(l)	Initial Capital Agreements.

Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, which was fled as an Exhibit to Registrant’s Post-Effective Amendment No. 29, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 29 and is hereby incorporated by reference.

(o)	Powers of Attorney for Trustees, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 22, are hereby incorporated by reference.

(p)	Code of Ethics.
(i) Copy of the Revised Code of Ethics of Diamond Hill Funds, Diamond Hill Financial Trends Fund, Inc. and Diamond Hill Capital Management, Inc., is filed herewith.
(ii) Copy of the Code of Ethics of BHIL Distributors, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 29, is hereby incorporated by reference.
(q)	Nominating and Governance Committee Charter
(i) Copy of Nominating and Governance Committee Charter, is filed herewith.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
None.
ITEM 25. INDEMNIFICATION
(a) Article VI of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.
(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Long-Short Fund, Diamond Hill Financial Long-Short Fund and Diamond Hill Strategic Income Fund, is a registered investment adviser.
     (1) DHCM has engaged in no other business during the past two fiscal years.
     (2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).
ITEM 27. PRINCIPAL UNDERWRITERS
(a)	BHIL Distributors, Inc., acts as Distributor/Underwriter for other open-end investment companies: MMA Praxis Mutual Funds, Performance Funds and the Navellier Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. The Distributor has its main address at 4041 N. High Street, Suite 402, Columbus OH 43214

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Scott A. Englehart	4041 N. High Street, Suite 402 Columbus, OH 43214	President	None

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Secretary Treasurer and Director	President

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	None
(c)	Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 and/or by the Registrant’s sub-transfer, shareholder service agent and custodian, JPMorgan Chase Bank,

N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202 and the Registrant’s legal administration service provider, Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214..
ITEM 29. MANAGEMENT SERVICES
None.
ITEM 30. UNDERTAKINGS
None.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on the 28th day of February, 2011.

DIAMOND HILL FUNDS

By:	/s/ James F. Laird
James F. Laird
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James F. Laird	President	February 28, 2011
James F. Laird

/s/ Trent M. Statczar	Treasurer	February 28, 2011
Trent M. Statczar

Elizabeth P. Kessler*
	Trustee	February 28, 2011
Elizabeth P. Kessler

D’Ray Moore*
	Trustee	February 28, 2011
D’Ray Moore

Thomas A. Line*
	Trustee	February 28, 2011
Thomas E. Line

George A. Skestos*
	Trustee	February 28, 2011
George A. Skestos

*By:	/s/ James F. Laird
James F. Laird
Executed by James F. Laird
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit
Number		Description
(b)	(i)	Amended and Restated By-Laws

(e)	(i)	Underwriting Agreement

(h)	(i)	Eighth-Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement

(h)	(ii)	Accounting Services, Custody and Securities Lending Agreement

	i	Consent of Thompson Hine LLP

(j)	(i)	Consent of Independent Registered Public Accounting Firm

(p)	(i)	Revised Code of Ethics of Diamond Hill Funds, Diamond Hill Financial Trends Fund, Inc. and Diamond Hill Capital Management, Inc.

(q)	(i)	Nominating and Governance Committee Charter